[FRONT COVER]

                                                              SEMI-ANNUAL REPORT
                                                                  April 30, 2001

[COVER GRAPHIC OMITTED: ACORN, COLUMN, GRADUATION CAP, HANDSHAKE]

         GALAXY MONEY MARKET FUNDS
         GALAXY FUNDS

                  Galaxy Money Market Fund

                  Galaxy Government
                  Money Market Fund

                  Galaxy U.S. Treasury
                  Money Market Fund

                  Galaxy Tax-Exempt
                  Money Market Fund

                  Galaxy Connecticut Municipal
                  Money Market Fund

                  Galaxy Massachusetts Municipal
                  Money Market Fund

                                                  [GRAPHIC OMITTED: GALAXY LOGO]
                                                  GALAXY
                                                  FUNDS

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CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Galaxy Money Market Funds' Shareholder:

      Enclosed is the Galaxy Money Market Funds' semi-annual report for the six months ended April 30, 2001. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investments during this time. Following the Market Overview are reviews of both the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. ("FIA") managed the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each of the Funds as of April 30, 2001 appear at the end of the report.

      The past six months have brought many changes to the financial markets. Due to a rapid deterioration in economic growth, the Federal Reserve Board (the "Fed") cut the Federal Funds rate four times, sending money market yields sharply lower. Yields for short-term bonds also fell. With erosion in the outlook for corporate earnings, stock prices dropped to levels not seen since 1998. Although lower interest rates should help improve the economy's growth going forward, the market outlook will remain uncertain in the coming months.

      In this environment, it may help to remember two time-tested investment principles. First, it's important to maintain your long-term portfolio strategies in the face of short-term market volatility. The sharp stock price decline of recent months is not unusual during normal market cycles. Investors who move to the sidelines now may miss out on a rebound as economic conditions improve.

      Second, you can try to reduce volatility in your portfolio by maintaining a diversified mix of investments. As stock prices fell in the past six months, stocks of smaller companies outperformed stocks of larger firms, and value-oriented stocks held up better than growth stocks. Bond prices rallied as interest rates declined and investors moved from stocks to fixed income investments for their greater relative stability. Within the bond market, returns for corporate bonds proved stronger than returns for government issues. If your portfolio is balanced among different types of assets, you are more likely to buffer your returns from the worst market losses and have some investments that outperform the averages.

      If you would like more information on any of the Galaxy Funds, or have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252) or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

      Sincerely,

      /S/ DWIGHT E. VICKS JR.

      Dwight E. Vicks, Jr.
      Chairman of the Board of Trustees


[BEGIN SIDEBAR]
MUTUAL FUNDS:

(BULLET) ARE NOT BANK DEPOSITS
(BULLET) ARE NOT FDIC INSURED
(BULLET) ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
(BULLET) ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE
         PRINCIPAL AMOUNT INVESTED

[END SIDEBAR]

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.

      After remaining stable from May through mid November 0f 2000, money market yields fell sharply in April of 2001. During that time, the Fed cut interest rates by 200 basis points (2.00%) in an attempt to prevent the slowdown in the economy from becoming a recession. In this environment, the yields for money market instruments dropped substantially.

      Although investors expected the Fed to reduce short-term rates, there was much debate about the timing of those rate cuts. On two occasions, the Fed trimmed rates in between its regularly scheduled meetings. In this climate, money market yields were at times quite volatile. By maintaining strong liquidity in the Galaxy Money Market Funds, we were able to take advantage of the attractive yield opportunities created by that volatility and help the Funds earn competitive returns for the six-month reporting period.

A LONG-EXPECTED SLOWDOWN TAKES HOLD
      At the beginning of November 2000, when the reporting period began, the annual rate of inflation was 3.4% and three-month Treasury bills were yielding 6.4%. During the fourth quarter of 2000, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, grew at an annualized rate of 1.0% - down from 2.2% in the third quarter of 2000. With clear signs that an economic slowdown was underway, and that deceleration would be more significant than expected, the Fed indicated it was more likely to cut short-term interest rates in coming months. As money market yields moved lower in anticipation of lower rates, the yield curve continued the "disinversion" that began several months earlier and assumed a more traditionally sloped shape.

      In the first quarter of 2001, GDP growth remained relatively slow, at an annualized rate of 1.3%. Hoping to keep the economy from sliding into recession, the Fed made four cuts in short-term interest rates of 50 basis points each on January 3, January 31, March 20 and April 18. These cuts, and expectations for further reductions in months to come, decreased the yield for three-month Treasury bills to 3.9% by the end of April. The yield curve steepened in this environment. Despite slower economic growth, the annual rate of inflation stood at 3.3% when the reporting period ended.

ADAPTING TO MARKET CHANGES AND FALLING RATES
      Throughout the reporting period, the Galaxy Money Market Funds benefited from our ongoing emphasis on high-quality securities. Also beneficial was a "laddered" maturity structure that allowed us to make the most of interest rate movements.

      As money market yields peaked in the final months of 2000, we added issues with year-end maturities and balanced these positions with securities maturing in the first four months of 2001. Besides enhancing the Funds' liquidity, this strategy helped us maximize the changes in yields that typically occur between calendar years. We also bought instruments with six-month maturities. When interest rates fell in the first months of 2001, we purchased one-year maturities for the Galaxy Money Market Fund and the Galaxy Government Money Market Fund in anticipation of further rate cuts.

      We also adjusted maturities in the Galaxy Tax-Exempt Money Market Funds to make the most of year-end yield changes - while using variable rate issues to manage the Funds' liquidity needs at that time. When the demand for tax-exempt issues increased more than what was expected at the start of 2001, yields dropped to historic lows. As is typical of the tax season in April, demand dropped and yields rose.

[BEGIN SIDEBAR]
"DURING THE FOURTH QUARTER OF 2000, THE GROSS DOMESTIC PRODUCT ("GDP"), WHICH MEASURES THE OUTPUT OF U.S. GOODS AND SERVICES, GREW AT AN ANNUALIZED RATE OF 1.0% - DOWN FROM 2.2% IN THE THIRD QUARTER OF 2000."
[END SIDEBAR]

PERFORMANCE AT-A-GLANCE As of April 30, 2001


--------------------------------------------------------------------------------

                                       RETAIL A   RETAIL B       TRUST     BKB
                                        SHARES     SHARES       SHARES    SHARES
GALAXY MONEY MARKET FUND
     7-day average yield...............  4.33%      3.60%        4.48%     4.31%
     30-day average yield..............  4.46%      3.72%        4.60%     4.43%

GALAXY GOVERNMENT MONEY MARKET FUND
     7-day average yield...............  4.14%       N/A         4.31%      N/A
     30-day average yield..............  4.32%       N/A         4.48%      N/A

GALAXY U.S. TREASURY MONEY MARKET FUND
     7-day average yield...............  4.07%       N/A         4.20%     4.04%
     30-day average yield..............  4.26%       N/A         4.39%     4.24%

GALAXY TAX-EXEMPT MONEY MARKET FUND
     7-day average yield...............  3.53%       N/A         3.66%     3.61%
     30-day average yield..............  3.15%       N/A         3.28%     3.23%

GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND
     7-day average yield...............  3.31%       N/A          N/A       N/A
     30-day average yield..............  2.96%       N/A          N/A       N/A

GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND
     7-day average yield...............  3.50%       N/A          N/A       N/A
     30-day average yield..............  3.10%       N/A          N/A       N/A

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

RETAIL A SHARES AND BKB SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER
SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. RETAIL B SHARES ARE CURRENTLY SUBJECT TO A DISTRIBUTION FEE OF 0.65% OF AVERAGE DAILY NET ASSETS
AND A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. (SEE
NOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS.)
--------------------------------------------------------------------------------


FURTHER RATE CUTS POSSIBLE
      The Fed has demonstrated a willingness to provide the interest rate cuts necessary to keep the economy growing. As a result, we do not expect a recession. If growth remains slow in coming months, however, additional rate cuts may be required. The impact of these rate cuts on lowering debt payments and boosting consumer spending, coupled with absorption of the current excess in inventories, could lead to an economic expansion by late 2001 or early 2002.

      Although short-term yields could move lower, we feel they may already reflect future Fed action. In this environment, we will continue to search for attractive yield opportunities for the Galaxy Money Market Funds. We will also maintain a high level of liquidity and focus on the higher-quality issues that investors favor in uncertain economic times.


[BEGIN SIDEBAR]
"THE FED HAS DEMONSTRATED A WILLINGNESS TO PROVIDE THE INTEREST RATE CUTS NECESSARY TO KEEP THE ECONOMY GROWING. AS A RESULT, WE DO NOT EXPECT A RECESSION."
[END SIDEBAR]

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

[BEGIN SIDEBAR
KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS AND THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.
[END SIDEBAR]

GALAXY TAXABLE MONEY MARKET FUNDS
BY KAREN ARNEIL
PORTFOLIO MANAGER

      As signs of economic weakness prompted the Fed to cut short-term interest rates over the past six months, we continued to emphasize securities with strong liquidity and superior credit quality in the Galaxy Taxable Money Market Funds - which include the Galaxy Money Market Fund, the Galaxy Government Money Market Fund, and the Galaxy U.S. Treasury Money Market Fund. At the same time, we tried to maximize yield opportunities among different sectors. These strategies helped the Funds enjoy good relative performance for the six months ended April 30, 2001.

      During the reporting period, Trust Shares of the Galaxy Money Market Fund had a total return of 2.76%, and Retail A Shares of the Fund earned a total return of 2.68%. During the same time, Retail B Shares of the Fund earned a total return of 2.31% before deducting the maximum 5.00% contingent deferred sales charge, and a total return of -2.69% after deducting the 5.00% contingent deferred sales charge. BKB Shares of the Fund earned a total return of 2.68% for the period.

      For the six months ended April 30, 2001, Lipper Inc. ("Lipper"), a mutual fund performance tracking service, measured average total returns of 2.84% for trust shares and 2.59% for retail shares of other taxable money market funds that reported their results to Lipper.

      Trust Shares of the Galaxy Government Money Market Fund had a total return of 2.73%, and Retail A Shares of the Fund had a total return of 2.64% during the reporting period. Trust shares and retail shares of other money market funds investing in U.S. government issues that reported their performances to Lipper earned average total returns of 2.79% and 2.61%, respectively, during the same period.

      For the six month period, Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 2.64%, Retail A Shares of the Fund earned a total return of 2.57%, and BKB Shares of the Fund earned a total return of 2.57%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned total returns of 2.69% and 2.52% for the same period.

     On April 30, 2001, the Galaxy Money Market Fund had an average maturity of 52 days, the Galaxy Government Money Market Fund had an average maturity of 50 days, and the Galaxy U.S. Treasury Money Market Fund had an average maturity of 52 days.

ENHANCING YIELD AS INTEREST RATES FELL
      Going into the final months of 2000, we increased liquidity in the Galaxy Money Market Funds by purchasing securities that matured before the end of the year. With proceeds from issues maturing in November of 2000, we added securities maturing early in 2001, which added yield resulting from typical year-end market

GALAXY MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

COMMERCIAL PAPER                                  52%
CERTIFICATES OF DEPOSIT                           16%
U.S. AGENCY OBLIGATIONS                           13%
CORPORATE NOTES AND BONDS                         10%
MUNICIPAL SECURITIES, REPURCHASE AGREEMENTS &
  NET OTHER ASSETS AND LIABILITIES                 9%

GALAXY MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

MONEY MARKET    GALAXY-RETAIL    RETAIL A         RETAIL B         BKB
05/31/00        6.09             5.91             5.20
06/30/00        6.21             6.04             5.32             6.06
07/31/00        6.21             6.03             5.31             6.05
08/31/00        6.21             6.04             5.31             6.05
09/30/00        6.20             6.02             5.30             6.06
10/31/00        6.19             6.02             5.29             6.05
11/30/00        6.21             6.04             5.31             6.07
12/31/00        6.19             6.02             5.29             6.02
01/31/01        5.67             5.50             4.77             5.49
02/28/01        5.17             5.01             4.21             4.99
03/31/01        4.78             4.64             3.90             4.61
04/30/01        4.48             4.33             3.60             4.31

MAY 1, 2000           APRIL 30, 2001


GALAXY GOVERNMENT MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

FEDERAL HOME LOAN BANK                            30%
FEDERAL FARM CREDIT BANK                          26%
FEDERAL NATIONAL MORTGAGE ASSOCIATION             23%
FEDERAL HOME LOAN MORTGAGE CORPORATION            17%
STUDENT LOAN MARKETING ASSOCIATION & NET
  OTHER ASSETS AND LIABILITIES                    4%

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

pressures. Believing that rates would fall in 2001, we also locked in the higher yields by purchasing instruments with six-month maturities.

      When the Fed began cutting interest rates in January of 2001, we bought securities in the one year sector to lock in yields at higher levels for the Galaxy Money Market Fund and the Galaxy Government Money Market Fund. Due to credit concerns and a lack of supply in high-quality corporate paper, we emphasized purchases of U.S. agency issues in the Galaxy Money Market Fund. Due to the flat yield curve, we focused on Treasuries with less than six months to maturity in the Galaxy U.S. Treasury Money Market Fund, and added cash management bills to enhance yield.

      Throughout the reporting period, we added floating rate securities, whose interest rates reset at levels that were quite attractive versus those for similar fixed rate instruments. In the Galaxy Money Market Fund, we also improved yield through investments in taxable municipal paper.

PLANNING FOR FURTHER RATE CUTS
      Given the possibility of further rate cuts by the Fed, we plan to continue adding issues with three- to six-month maturities so we can lock in yields at higher levels. We also expect to make further investments in floating rate paper, based on availability. As always, we will maintain strong liquidity in the Funds' investments and emphasize issues of higher credit quality.



GALAXY GOVERNMENT MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY GOVT           TRUST             RETAIL A
05/31/00              5.89                5.72
06/30/00              6.00                5.84
07/31/00              6.04                5.87
08/31/00              6.09                5.92
09/30/00              6.07                5.89
10/31/00              6.08                5.91
11/30/00              6.08                5.90
12/31/00              5.99                5.82
01/31/01              5.71                5.54
02/28/01              5.22                5.05
03/31/01              4.69                4.54
04/30/01              4.31                4.14

MAY 1, 2000           APRIL 30, 2001

GALAXY U.S. TREASURY MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

U.S. TREASURY BILLS                            51%
U.S. TREASURY NOTES                            19%
FEDERAL HOME LOAN BANK                         15%
FEDERAL FARM CREDIT BANK                       14%
STUDENT LOAN MARKETING ASSOCIATION & NET
  OTHER ASSETS AND LIABILITIES                  1%


GALAXY U.S. TREASURY MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

TREASURY FUND         TRUST              RETAIL A             BKB
05/31/00              5.43                5.27
06/30/00              5.50                5.35                5.36
07/31/00              5.60                5.44                5.45
08/31/00              5.75                5.59                5.60
09/30/00              5.81                5.65                5.68
10/31/00              5.85                5.68                5.72
11/30/00              5.89                5.73                5.76
12/31/00              5.72                5.58                5.57
01/31/01              5.43                5.28                5.27
02/28/01              5.05                4.91                4.90
03/31/01              4.62                4.49                4.47
04/30/01              4.20                4.07                4.04

MAY 1, 2000           APRIL 30, 2001

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------


GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER
      In addition to the Fed's interest rate policies, the yields for tax-exempt money market securities are very sensitive to supply and demand. By making the most of changes in this balance during the reporting period, we helped deliver competitive returns for the Galaxy Tax-Exempt Money Market Funds - which include the Galaxy Tax-Exempt Money Market Fund, the Galaxy Connecticut Municipal Money Market Fund, and the Galaxy Massachusetts Municipal Money Market Fund.

      For the six-month reporting period ended April 30, 2001, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 1.62% and 1.56%, respectively. BKB Shares of the Fund earned a total return of 1.59% for the period. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 1.72% and 1.58%.

      During the period, Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 1.46%, versus 1.43% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 1.52%, versus 1.53% for the retail shares of other Massachusetts tax-exempt money market funds reporting performances to Lipper.

     As of April 30, 2001, the average maturity of the Tax-Exempt Money Market Fund was 34 days, and the average maturities of the Connecticut and Massachusetts Municipal Money Market Funds were 24 days and 41 days, respectively.

AN UNEXPECTEDLY SHARP INCREASE IN DEMAND
      When the reporting period began in November of 2000, the tax-exempt market experienced a typical reduction in the demand for short-term securities, which put upward pressure on yields. Anticipating the increased demand and reduced supply that usually follows in January which tends to depress yields, we bought investments that matured in February to keep the Funds' yields as high as possible. At the same time, we enhanced liquidity with variable rate instruments to meet the potential redemptions that generally occur at year's end.


GALAXY TAX-EXEMPT MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

SOUTH                                           47%
MOUNTAIN                                        16%
NORTH CENTRAL                                   14%
EAST                                            14%
OTHER TERRITORIES, CASH EQUIVALENTS & NET
  OTHER ASSETS AND LIABILITIES                   5%
PACIFIC                                          4%

GALAXY TAX-EXEMPT MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

TAX EXEMPT FUND       TRUST             RETAIL A             BKB
05/31/2000            3.60                3.47
06/30/2000            4.05                3.92                4.00
07/31/2000            3.72                3.59                3.67
08/31/2000            3.70                3.57                3.65
09/30/2000            4.43                4.30                4.38
10/31/2000            3.88                3.75                3.83
11/30/2000            3.71                3.58                3.66
12/31/2000            4.14                4.03                4.09
01/31/2001            4.09                3.98                4.03
02/28/2001            3.03                2.90                2.97
03/31/2001            3.11                2.98                3.06
04/30/2001            3.66                3.53                3.61

MAY 1, 2000           APRIL 30, 2001

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

CONNECTICUT MUNI FUND      GALAXY RETAIL = CLASS A
05/31/1999                        2.51
06/30/1999                        2.94
07/31/1999                        2.46
08/31/1999                        2.51
09/30/1999                        2.92
10/31/1999                        2.71
11/30/1999                        3.00
12/31/2000                        3.66
01/31/2000                        2.68
02/29/2000                        2.94
03/31/2000                        3.00
04/30/2000                        3.87
05/31/2000                        3.38
06/30/2000                        3.69
07/31/2000                        3.46
08/31/2000                        3.43
09/30/2000                        3.93
10/31/2000                        3.51
11/30/2000                        3.45
12/31/2000                        3.86
01/31/2001                        3.63
02/28/2001                        2.63
03/31/2001                        2.82
04/30/2001                        3.31

MAY 1, 2000           APRIL 30, 2001

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

      As expected, the demand for tax-exempt issues with shorter maturities increased in January of 2001. This demand was higher than expected, however, and pushed short-term yields to historic lows. Toward the end of the reporting period, we again increased liquidity to prepare for the April tax season, when people tend to liquidate their money market investments to pay taxes. In addition to helping us meet shareholder redemptions, the emphasis on liquidity let us maximize the yield opportunities resulting from the temporary decline in demand for tax-exempt issues.

      Throughout the reporting period, we continued to find good value in tax-exempt notes with both fixed and variable rates. In keeping with our ongoing emphasis on instruments with strong credit quality, many of the notes we bought were general obligation securities.

LONGER MATURITIES COULD ENHANCE YIELD
      We expect to maintain a strongly liquid portfolio of high-quality issues in months to come. With the possibility that interest rates will fall further, we may look for investments in issues with longer maturities that offer good value so that we can lock in yields at more attractive levels.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

MONEY MARKET        GALAXY-RETAIL A

05/31/00              3.49
06/30/00              3.90
07/31/00              3.53
08/31/00              3.51
09/30/00              4.34
10/31/00              3.70
11/30/00              3.54
12/31/00              3.91
01/31/01              3.75
02/28/01              2.84
03/31/01              2.91
04/30/01              3.50

MAY 1, 2000           APRIL 30, 2001

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

SOUTH                                           7%
MOUNTAIN                                        2%
NORTH CENTRAL                                   4%
EAST                                            4%
OTHER TERRITORIES                              11%
PACIFIC, CASH EQUIVALENT & NET
  OTHER ASSETS AND LIABILITIES                  3%
CONNECTICUT                                    69%


GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
DISTRIBUTIONS OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

SOUTH                                          11%
MOUNTAIN                                        3%
NORTH CENTRAL                                   2%
EAST                                            2%
OTHER TERRITORIES, CASH EQUIVALENT & NET
  OTHER ASSETS AND LIABILITIES                  4%
MASSACHUSETTS                                  78%

--------------------------------------------------------------------------------
[BEGIN SIDEBAR]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND EXCLUDE THE DEDUCTION OF ANY CONTINGENT DEFERRED SALES CHARGE UNLESS OTHERWISE INDICATED. RETAIL B SHARES OF THE GALAXY MONEY MARKET FUND ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR AFTER PURCHASE. FOR SHARES PURCHASED PRIOR TO JANUARY 1, 2001, THE CHARGE DECREASES TO 4.00%, 3.00%, 3.00%, 2.00% AND 1.00% FOR
REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY. FOR SHARES PURCHASED ON OR AFTER JANUARY 1, 2001, THE CHARGE DECREASES TO 4.00%, 4.00%, 4.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SEVENTH YEARS, RESPECTIVELY. RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2000 AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER SIX YEARS. RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001, AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER EIGHT YEARS. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

[END SIDEBAR]

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund within the same share class. Please see the Funds' prospectus for details on this service.



CONSOLIDATED STATEMENTS

If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR

Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or about your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION

24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.

----------------------------------------

CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

[BEGIN SIDEBAR]

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

[END SIDEBAR]

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

                               [GRAPHIC OMITTED]
                                 RECYCLE SYMBOL

                   This report was printed on recycled paper.


[BEGIN SIDEBAR]
-----------------------------------
           TRUSTEES AND
   PRINCIPAL EXECUTIVE OFFICERS

       Dwight E. Vicks, Jr.
       CHAIRMAN AND TRUSTEE

          John T. O'Neill
       PRESIDENT, TREASURER
            AND TRUSTEE

         Louis DeThomasis,
           F.S.C., Ph.D.
              TRUSTEE

         Kenneth A. Froot
              TRUSTEE

         Donald B. Miller
              TRUSTEE

           James M. Seed
              TRUSTEE

        Bradford S. Wellman
         EMERITUS TRUSTEE

         William Greilich
          VICE PRESIDENT

             W. Bruce
          McConnel, Esq.
             SECRETARY

        INVESTMENT ADVISOR

         Fleet Investment
           Advisors Inc.
        100 Federal Street
         Boston, MA 02110

            DISTRIBUTOR
      PFPC Distributors, Inc.
       400 Bellevue Parkway
            Wilmington,
          Delaware 19809

           ADMINISTRATOR

             PFPC Inc.
        4400 Computer Drive
           Westborough,
     Massachusetts 01581-5108

              AUDITOR

         Ernst & Young LLP
       200 Clarendon Street
         Boston, MA 02116

           LEGAL COUNSEL

    Drinker Biddle & Reath LLP
         One Logan Square
      18th and Cherry Streets
    Philadelphia, PA 19103-6996

-----------------------------------
[END SIDEBAR]

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------

COMMERCIAL PAPER - 52.04%


                FINANCE (A) - 32.39%

$200,000,000    ABB Treasury Center USA, Inc.
                4.68%, 05/01/01 (C).....................  $ 200,000,000
  50,000,000    American Express Credit Corp.
                4.93%, 05/08/01.........................     49,952,070
 149,410,000    Cargill, Inc.
                4.72%, 05/01/01 (C).....................    149,410,000
 200,000,000    CDC Commercial Paper Corp.
                4.65%, 05/01/01 (C).....................    200,000,000
 100,000,000    General Electric Capital Corp.
                4.90%, 05/10/01.........................     99,877,500
  50,000,000    IBM Credit Corp.
                4.43%, 05/09/01.........................     49,950,778
 100,000,000    IBM Credit Corp.
                4.95%, 05/11/01.........................     99,862,500
  81,785,000    International Lease Finance Corp.
                4.26%, 05/09/01.........................     81,694,128
 150,000,000    Morgan (J.P.) Chase & Co.
                4.45%, 05/09/01.........................    149,851,666
  50,000,000    Morgan (J.P.) Chase & Co.
                4.98%, 05/09/01.........................     49,944,667
  30,600,000    Paccar Financial Corp.
                5.23%, 05/16/01.........................     30,533,317
  20,300,000    Paccar Financial Corp.
                4.19%, 07/24/01.........................     20,101,534
  50,000,000    Siemen's Capital Corp.
                4.92%, 05/08/01.........................     49,952,167
  50,000,000    Toyota Motor Credit Corp.
                4.93%, 05/03/01 (C).....................     49,986,306
  50,000,000    Toyota Motor Credit Corp.
                5.00%, 05/09/01 (C).....................     49,944,444
  50,000,000    Toyota Motor Credit Corp.
                4.92%, 05/09/01 (C).....................     49,945,333
 200,000,000    UBS Finance (DE) LLC
                4.65%, 05/01/01.........................    200,000,000
  50,000,000    Verizon Global Funding Corp.
                5.05%, 05/11/01.........................     49,929,861
  75,000,000    Verizon Global Funding Corp.
                4.82%, 05/18/01.........................     74,825,749
  50,000,000    Verizon Global Funding Corp.
                4.18%, 07/20/01.........................     49,535,557
                                                         --------------
                                                          1,755,297,577
                                                         --------------

                CONSUMER STAPLES - 12.62%

 150,000,000    Abbott Laboratories
                5.05%, 03/01/02 (B).....................    150,000,000
  35,000,000    Coca Cola Co.
                4.18%, 07/10/01 (A).....................     34,715,528
  50,000,000    du Pont (E.I.) deNemours & Co., Inc.
                4.18%, 07/10/01 (A).....................     49,593,611
 200,000,000    Koch Industries, Inc.
                4.65%, 05/01/01 (A)(C)..................    200,000,000
 200,000,000    Merck & Co., Inc.
                4.91%, 05/11/01 (A).....................    199,727,222
  50,000,000    Pfizer, Inc.
                4.29%, 05/31/01 (A)(C)..................     49,817,084
                                                         --------------
                                                            683,853,445
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                UTILITIES (A) - 3.86%

 $38,000,000    BellSouth Telecommunications Corp.
                4.78%, 05/04/01......................... $   37,984,357
  20,987,000    BellSouth Telecommunications Corp.
                4.79%, 05/07/01.........................     20,969,721
  78,250,000    Emerson Electric Co.
                4.78%, 05/11/01 (C).....................     78,141,754
  22,400,000    SBC Communications, Inc.
                4.91%, 05/08/01 (C).....................     22,378,614
  50,000,000    SBC Communications, Inc.
                4.74%, 06/15/01 (C).....................     49,703,750
                                                         --------------
                                                            209,178,196
                                                         --------------

                ENERGY (A) - 2.77%

  50,000,000    Texaco, Inc.
                4.92%, 05/01/01.........................     50,000,000
 100,000,000    Texaco, Inc.
                4.90%, 05/10/01.........................     99,877,500
                                                         --------------
                                                            149,877,500
                                                         --------------

                HIGHER EDUCATION (A) - 0.40%

  21,700,000    Columbia University
                4.18%, 07/20/01.........................     21,498,431
                                                         --------------
                TOTAL COMMERCIAL PAPER .................  2,819,705,149
                                                         --------------
                (Cost $2,819,705,149)

CERTIFICATES OF DEPOSIT - 16.20%

  25,000,000    Bank of  Montreal, Chicago
                5.30%, 05/04/01.........................     25,000,609
  50,000,000    Bank of  Montreal, Chicago
                5.05%, 02/11/02.........................     50,000,000
  45,000,000    Bank of Nova Scotia
                5.30%, 05/15/01.........................     45,000,173
  50,000,000    Barclays Bank
                5.21%, 01/09/02.........................     50,000,000
  50,000,000    Barclays Bank
                5.21%, 02/20/02.........................     50,000,000
  48,000,000    Canadian Imperial Bank, Yankee
                6.88%, 05/02/01.........................     47,999,975
 100,000,000    Canadian Imperial Bank, Yankee
                5.94%, 06/04/01.........................    100,000,000
  50,000,000    National Westminster Bank Plc
                5.27%, 01/14/02.........................     49,996,601
  50,000,000    National Westminster Bank Plc
                4.95%, 02/05/02.........................     50,000,000
  20,000,000    Rabobank Nederland NV, Yankee
                5.53%, 07/09/01.........................     20,002,738
  50,000,000    Rabobank Nederland NV, Yankee
                5.20%, 01/11/02.........................     49,998,316
  50,000,000    Royal Bank of Canada, Yankee
                5.20%, 01/09/02.........................     50,000,000
  35,000,000    Royal Bank of Canada, Yankee
                5.07%, 02/13/02.........................     34,973,000
 100,000,000    State Street Bank & Trust Co.
                4.95%, 05/07/01.........................    100,000,000
  55,000,000    Toronto Dominion Bank, Yankee
                5.98%, 06/05/01.........................     55,032,823


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------



CERTIFICATES OF DEPOSIT (CONTINUED)

$ 50,000,000    Toronto Dominion Bank, Yankee
                5.38%, 01/16/02......................... $   50,003,426
  50,000,000    Toronto Dominion Bank, Yankee
                4.62%, 04/19/02.........................     49,962,563
                                                         --------------
                TOTAL CERTIFICATES OF DEPOSIT ..........    877,970,224
                                                         --------------
                (Cost $877,970,224)

U.S. AGENCY OBLIGATIONS - 13.36%


                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 5.33%

  50,000,000    4.93%, 05/01/01.........................     50,000,000
  50,000,000    4.94%, 05/01/01.........................     50,000,000
 190,000,000    4.65%, 06/21/01.........................    188,748,375
                                                         --------------
                                                            288,748,375
                                                         --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.95%

  50,000,000    4.85%, 05/31/01 (A).....................     49,797,917
  50,000,000    4.72%, 06/07/01 (A).....................     49,757,445
  50,000,000    4.73%, 06/14/01 (A).....................     49,710,944
 100,000,000    4.67%, 08/15/01 (A).....................     98,616,113
  20,000,000    6.40%, 09/27/01, MTN....................     20,116,309
                                                         --------------
                                                            267,998,728
                                                         --------------

                FEDERAL HOME LOAN BANK - 2.99%

 110,710,000    6.75%, 02/01/02.........................    112,037,306
  50,000,000    4.70%, 04/16/02.........................     49,996,254
                                                         --------------
                                                            162,033,560
                                                         --------------

                STUDENT LOAN MARKETING ASSOCIATION - 0.09%

   5,000,000    Student Loan Marketing Association
                4.22%, 05/18/01, MTN....................      4,999,951
                                                         --------------
                TOTAL U.S. AGENCY OBLIGATIONS ..........    723,780,614
                                                         --------------
                (Cost $723,780,614)

CORPORATE NOTES AND BONDS - 9.80%


                FINANCE - 3.98%

  19,500,000    Associates Corp. of North America
                4.92%, 01/03/02 (B)(D)..................     19,506,578
  50,000,000    Associates Corp. of North America
                5.46%, 02/04/02 (B)(D)..................     50,039,601
  37,500,000    Associates Corp. of North America
                5.48%, 02/22/02 (B).....................     37,549,148
  33,350,000    Associates Corp. of North America
                Senior Note
                5.53%, 05/17/02 (B).....................     33,414,866
  25,000,000    Norwest Financial, Inc.
                6.38%, 11/15/01.........................     25,188,319
  50,000,000    Toyota Motor Credit Corp., MTN
                4.80%, 04/04/02 (B).....................     50,000,000
                                                         --------------
                                                            215,698,512
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                BANKING - 3.23%

 $50,000,000    American Express Centurion, Bank Note
                5.03%, 11/20/01 (B)..................... $   50,000,000
  50,000,000    Comerica Bank, Bank Note
                4.99%, 11/14/01 (B).....................     49,997,361
  50,000,000    First Union National Bank, Bank Note
                5.02%, 05/16/01 (B).....................     50,000,000
  25,000,000    US Bank National Association Minnesota
                Bank Note
                6.35%, 09/28/01.........................    25,158,645
                                                         --------------
                                                            175,156,006
                                                         --------------

                UTILITIES (B) - 1.85%

 100,000,000    Emerson Electric Co., MTN
                5.00%, 06/06/01.........................    100,000,000
                                                         --------------

                CONSUMER CYCLICAL - 0.74%

 40,000,000     Wal-Mart Stores, Inc.
                6.15%, 08/10/01.........................     40,085,555
                                                         --------------
                TOTAL CORPORATE NOTES AND BONDS ........    530,940,073
                                                         --------------
                (Cost $530,940,073)

MUNICIPAL SECURITIES - 8.87%


                ARKANSAS - 0.05%

   3,000,000    Union County, IDR
                Del-Tin Fiber L.l.C. Project
                4.55%, 10/01/27 (E)
                LOC: Bank One N.A.......................      3,000,000
                                                         --------------

                CALIFORNIA - 2.60%

  16,500,000    Anaheim, COP
                5.10%, 12/01/22 (E)
                LOC: Credit Suisse First Boston.........     16,500,000
  63,400,000    California HFA, Series K
                4.50%, 08/01/31 (E)
                Insured: FSA
                SPA: Westduetsche Landesbank
                GZ/Bayerische Landesbank
                GZ/California State Teachers'
                Retirement System.......................     63,400,000
  34,500,000    California HFA, Series O
                5.50%, 08/01/12 (E)
                Insured: AMBAC
                SPA: Commerzbank/California
                State Teachers' Retirement System.......     34,500,000
   5,000,000    Los Angeles Community
                Redevelopment Agency, Series A
                4.70%, 12/01/18 (E)
                Insured: FSA
                SPA: Credit Suisse First Boston.........      5,000,000
  21,600,000    Oakland-Alameda County,
                Coliseum Authority Lease Revenue
                Coliseum Project, Series D
                4.55%, 02/01/11 (E)
                LOC: First Union National Bank..........     21,600,000
                                                         --------------
                                                            141,000,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                FLORIDA - 2.29%

 $49,490,000    Dade County, Expressway Authority
                4.60%, 07/01/19 (E)
                Insured: FGIC
                SPA: FGIC SPI........................... $   49,490,000
  34,000,000    Florida HFA
                4.55%, 01/01/34 (E)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ.........     34,000,000
   6,900,000    Florida HFC, Affordable Housing Project
                Series A
                4.55%, 01/01/44 (E)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ.........      6,900,000
  33,700,000    Florida HFC, Series A
                4.55%, 01/01/45 (E)
                Insured: AMBAC
                SPA: Westdeutsche Landesbank GZ.........     33,700,000
                                                         --------------
                                                            124,090,000
                                                         --------------
                KANSAS - 0.14%

   7,500,000    Olathe, IDR, Multi-Modal, Series B
                4.60%, 03/01/27 (E)
                LOC: Deutsche Bank AG...................      7,500,000
                                                         --------------
                LOUISIANA - 1.39%

  75,300,000    New Orleans, Pension Revenue
                4.60%, 09/01/30 (E)
                LOC: AMBAC
                SPA:  Bank One Louisiana................     75,300,000
                                                         --------------
                MARYLAND - 0.32%

  11,000,000    Baltimore Community Development
                Financing Corp.
                4.65%, 08/15/30 (E)
                Insured: MBIA
                SPA: First Union National Bank..........     11,000,000
   2,255,000    Maryland State Health & Higher
                Education Authority, Charlestown
                Series B
                4.60%, 01/01/28 (E)
                LOC: First Union National Bank..........      2,255,000
   4,000,000    Maryland State Health & Higher
                Education Authority, Northern Arundel
                Series B
                4.60%, 07/01/27 (E)
                LOC: Mellon Bank, N.A...................      4,000,000
                                                         --------------
                                                             17,255,000
                                                         --------------
                NEW YORK - 2.08%

  36,500,000    New York City, GO
                5.01%, 06/04/01
                Insured: FGIC...........................     36,500,000
  12,795,000    New York City, GO, Series 1993-B
                5.20%, 06/06/01
                Insured: FGIC...........................     12,795,000
  63,370,000    New York City, GO, Series 1994-H
                5.20%, 06/06/01
                Insured: FGIC...........................     63,370,000
                                                         --------------
                                                            112,665,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES .............    480,810,000
                                                         --------------
                (Cost $480,810,000)


   PAR VALUE                                                   VALUE
  ----------                                                -----------


REPURCHASE AGREEMENT - 0.13%

$  6,981,000    Repurchase Agreement with:
                Greenwich Capital Market, Inc.
                4.50%, Due 05/01/2001, dated 04/30/2001
                Repurchase Price $6,981,873
                (Collateralized by U.S. Treasury Notes,
                4.00%-7.00%, Due 05/15/2001-02/15/2011,
                Total Par $6,810,438,
                Market Value $7,120,646)................ $    6,981,000
                                                         --------------
                TOTAL REPURCHASE AGREEMENT .............      6,981,000
                                                         --------------
                (Cost $6,981,000)

TOTAL INVESTMENTS - 100.40%.............................  5,440,187,060
                                                         --------------
(Cost $5,440,187,060)*

NET OTHER ASSETS AND LIABILITIES - (0.40)%..............    (21,443,379)
                                                         --------------
NET ASSETS - 100.00%.................................... $5,418,743,681
                                                         ==============

-------------------------------------------------

*      Aggregate cost for federal tax purposes.

(A)    Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.

(C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2001, these securities amounted to $1,099,327,285 or 20.29% of net assets.

(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2001, these securities amounted to $69,546,179 or 1.28% of net assets.

(E) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. The interest rate shown reflects the rate in effect at April 30, 2001.

AMBAC    American Municipal Bond Assurance Corp.
COP      Certificate of Participation
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Co.
GO       General Obligation
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.09%


                FEDERAL HOME LOAN BANK - 30.18%

$ 30,000,000    4.94%, 05/09/01 (A)..................... $   29,967,067
  40,000,000    4.29%, 05/18/01 (A).....................     39,918,967
  30,000,000    4.86%, 07/20/01 (B).....................     29,996,055
  50,000,000    5.18%, 08/17/01 (B).....................     49,989,895
  20,000,000    4.67%, 09/28/01 (B).....................     19,996,001
  30,000,000    4.95%, 10/11/01 (A).....................     29,327,625
  20,000,000    4.52%, 10/12/01 (B).....................     19,994,714
  20,000,000    4.59%, 10/19/01 (B).....................     19,993,605
  20,000,000    4.91%, 02/01/02 (B).....................     19,997,043
  20,000,000    6.75%, 02/01/02.........................     20,250,713
                                                         --------------
                                                            279,431,685
                                                         --------------

                FEDERAL FARM CREDIT BANK - 25.61%

 100,000,000    4.58%, 05/01/01 (A).....................    100,000,000
  30,000,000    4.99%, 05/03/01 (A).....................     29,991,683
  24,041,000    4.83%, 06/01/01 (A).....................     23,941,009
  33,550,000    4.58%, 07/12/01 (A).....................     33,242,682
  20,000,000    4.35%, 10/24/01 (B).....................     19,998,108
  30,000,000    4.29%, 01/30/02 (B).....................     29,995,584
                                                         --------------
                                                            237,169,066
                                                         --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.41%

  77,144,000    4.53%, 05/01/01 (A).....................     77,144,000
  50,000,000    4.28%, 05/14/01 (A).....................     49,922,722
  30,000,000    4.60%, 06/21/01 (A).....................     29,804,500
  40,000,000    4.59%, 07/12/01 (A).....................     39,633,200
  20,000,000    6.63%, 01/15/02.........................     20,214,408
                                                         --------------
                                                            216,718,830
                                                         --------------



                FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.61%

$ 60,123,000    4.95%, 05/01/01 (A).....................  $  60,123,000
  35,000,000    4.65%, 06/21/01 (A).....................     34,769,437
  30,000,000    4.86%, 07/19/01, MTN (B)................     29,996,104
  30,000,000    4.67%, 01/31/02 (A).....................     28,929,792
                                                         --------------
                                                            153,818,333
                                                         --------------

                STUDENT LOAN MARKETING ASSOCIATION (A) - 4.28%

  40,000,000    4.51%, 07/18/01.........................     39,604,799
                                                         --------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS.............................    926,742,713
                                                         --------------
                (Cost $926,742,713)

TOTAL INVESTMENTS - 100.09%.............................    926,742,713
                                                         --------------
(Cost $926,742,713)*

NET OTHER ASSETS AND LIABILITIES - (0.09)%..............       (854,947)
                                                         --------------
NET ASSETS - 100.00%.................................... $  925,887,766
                                                         ==============

-------------------------------------------------

*      Aggregate cost for federal tax purposes.

(A)    Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.

MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.75%


                U.S. TREASURY BILLS (A) - 51.59%

 $50,000,000    4.95%, 05/03/01.........................  $  49,986,250
  25,000,000    4.47%, 05/10/01.........................     24,972,063
  50,000,000    4.63%, 05/24/01.........................     49,852,097
  50,000,000    4.48%, 05/31/01.........................     49,813,542
  50,000,000    5.75%, 06/07/01.........................     49,704,771
  50,000,000    4.43%, 06/14/01.........................     49,729,584
  30,000,000    5.62%, 06/21/01.........................     29,761,150
  60,000,000    4.23%, 06/28/01.........................     59,591,100
  90,000,000    3.83%, 07/05/01.........................     89,375,278
  70,000,000    4.93%, 07/12/01.........................     69,310,500
 100,000,000    3.83%, 07/19/01.........................     99,160,629
 100,000,000    3.70%, 07/26/01.........................     99,117,309
  50,000,000    4.14%, 09/20/01.........................     49,184,487
                                                         --------------
                                                            769,558,760
                                                         --------------

                U.S. TREASURY NOTES - 18.83%

 120,000,000    5.63%, 05/15/01.........................    120,013,462
  50,000,000    6.50%, 05/31/01.........................     50,025,476
  30,000,000    5.50%, 08/31/01.........................     30,158,365
  50,000,000    6.50%, 08/31/01.........................     50,368,405
  30,000,000    5.88%, 11/30/01.........................     30,269,315
                                                         --------------
                                                            280,835,023
                                                         --------------

                FEDERAL HOME LOAN BANK (B) - 14.75%

  50,000,000    4.86%, 07/20/01.........................     49,993,425
  25,000,000    4.97%, 08/15/01.........................     24,995,016
  50,000,000    5.18%, 08/17/01.........................     49,989,895
  50,000,000    4.67%, 09/28/01.........................     49,990,001
  30,000,000    4.52%, 10/12/01.........................     29,992,070
  15,000,000    4.59%, 10/19/01.........................     14,995,204
                                                         --------------
                                                            219,955,611
                                                         --------------



                FEDERAL FARM CREDIT BANK - 14.31%

$109,752,000    4.50%, 05/01/01 (A)..................... $  109,752,000
   5,000,000    4.24%, 05/07/01, MTN (B)................      4,999,985
  43,750,000    4.28%, 05/10/01 (A).....................     43,703,188
  15,000,000    4.35%, 10/24/01 (B).....................     14,998,581
  40,000,000    4.29%, 01/30/02 (B).....................     39,994,112
                                                         --------------
                                                            213,447,866
                                                         --------------

                STUDENT LOAN MARKETING ASSOCIATION (B) - 0.27%

   4,000,000     4.22%, 05/18/01, MTN...................      3,999,980
                                                         --------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS.............................  1,487,797,240
                                                         --------------
                (Cost $1,487,797,240)
TOTAL INVESTMENTS - 99.75%..............................  1,487,797,240
                                                         --------------
(Cost $1,487,797,240)*
NET OTHER ASSETS AND LIABILITIES - 0.25%................      3,772,279
                                                         --------------
NET ASSETS - 100.00%.................................... $1,491,569,519
                                                         ==============

------------------------------------------

*      Aggregate cost for federal tax purposes.

(A)    Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.

MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


MUNICIPAL SECURITIES - 99.31%


                ALABAMA - 0.96%

$ 14,300,000    Mobile, IDB, Dock & Wharf Revenue
                Holnam, Inc. Project, Series A
                4.10%, 06/01/32 (A)
                LOC: Bayerische Landesbank GZ........... $   14,300,000
                                                         --------------

                ALASKA - 4.04%

  30,000,000    North Slope Borough, GO, Series A
                4.30%, 06/30/10 (A)
                Insured: MBIA
                SPA: Dexia Credit Local de France.......     30,000,000
  25,150,000    Valdez Marine Terminal Revenue
                Exxon Mobil Pipeline Co. Project
                Series A
                4.05%, 11/01/03 (A).....................     25,150,000
   5,180,000    Valdez Marine Terminal Revenue
                Exxon Mobil Pipeline Co. Project
                4.35%, 01/01/31 (A).....................      5,180,000
                                                         --------------
                                                             60,330,000
                                                         --------------

                ARIZONA - 2.44%

   5,280,000    Maricopa County, PCR
                Arizona Public Service Co.
                Series A
                4.35%, 05/01/29 (A)
                LOC: Morgan Guaranty Trust Co...........      5,280,000
  12,200,000    Maricopa County, PCR
                Arizona Public Service Co.
                Series D
                4.30%, 05/01/29 (A)
                LOC: Bank of America NT & SA............     12,200,000
  19,000,000    Pima County, IDB, Tucson Elec-Irvington
                4.30%, 10/01/22 (A)
                LOC: Societe Generale...................     19,000,000
                                                         --------------
                                                             36,480,000
                                                         --------------

                ARKANSAS - 0.64%

   7,300,000    Crossett, PCR
                Georgia Pacific Corp. Project
                4.20%, 10/01/07 (A)
                LOC: Wachovia Bank, N.A.................      7,300,000
   2,200,000    Pulaski County, PCR
                Minnesota Mining & Manufacturing
                4.70%, 08/01/22 (A).....................      2,200,000
                                                         --------------
                                                              9,500,000
                                                         --------------

   PAR VALUE                                                   VALUE
  ----------                                                -----------


                CALIFORNIA - 0.47%

$  7,000,000    Student Education Loan Marketing Corp.
                Student Loan Revenue
                Series A
                4.25%, 11/01/02 (A)
                LOC: State Street Bank.................. $    7,000,000
                                                         --------------

                COLORADO - 2.41%
  13,000,000    Colorado State, TRAN
                5.00%, 06/27/01.........................     13,013,616
  22,900,000    Moffat County, PCR, Pacificorp Project
                4.40%, 05/01/13 (A)
                Insured: AMBAC
                SPA: Bank of New York...................     22,900,000
                                                         --------------
                                                             35,913,616
                                                         --------------

                GEORGIA - 6.96%

   8,275,000    Burke County Development Authority, PCR
                Oglethorpe Power Corp.
                Series A
                4.25%, 01/01/16 (A)
                Insured: FGIC
                SPA: Canadian Imperial Bank
                of Commerce.............................      8,275,000
  13,320,000    Burke County Development Authority, PCR
                Oglethorpe Power Corp.
                Series A
                4.20%, 01/01/19 (A)
                Insured: FGIC
                SPA: Dexia Credit Local de France.......     13,320,000
   4,190,000    Georgia State, GO, Series B
                5.00%, 07/01/01.........................      4,194,383
   7,350,000    Georgia State, GO, Series C
                6.00%, 07/01/01.........................      7,369,582
  32,700,000    Metropolitan Atlanta
                Rapid Transit Authority, Series B
                4.50%, 07/01/25 (A)
                LOC: Bayerische Landesbank GZ...........     32,700,000
  38,000,000    Private Colleges & Universities
                Facilities Authority, Emory University
                Series C
                4.15%, 11/01/18 (A).....................     38,000,000
                                                         --------------
                                                            103,858,965
                                                         --------------

                IDAHO - 1.24%

  18,500,000    Idaho State, GO, TAN
                5.38%, 06/29/01.........................     18,528,991
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                ILLINOIS - 3.93%

$  8,600,000    Chicago O'Hare International Airport
                American Airlines
                Series C
                4.40%, 12/01/17 (A)
                LOC: Royal Bank of Canada............... $    8,600,000
   2,700,000    Chicago O'Hare International Airport
                American Airlines
                Series D
                4.40%, 12/01/17 (A)
                LOC: Royal Bank of Canada...............      2,700,000
   5,000,000    Illinois Development Finance
                Authority, PCR, Illinois Power Co. Project
                Series A
                4.25%, 11/01/28 (A)
                LOC: ABN-AMRO Bank N.V..................      5,000,000
   9,800,000    Illinois Educational Facilities
                Authority Revenue
                3.20%, 05/04/01
                LOC: Northern Trust Co..................      9,800,000
   6,000,000    Illinois Educational Facilities
                Authority Revenue
                Shedd Aquarium Society
                Series 1987-B
                4.40%, 05/22/01
                LOC: Bank of America NT & SA............      6,000,000
  25,000,000    Illinois State Toll Highway Authority
                Series B
                4.25%, 01/01/17 (A)
                Insured: FSA
                SPA: Landesbank Hessen-Thuringen GZ.....     25,000,000
   1,500,000    Northbrook, IDR, Euromarket Designs, Inc.
                4.25%, 07/01/02 (A)
                LOC: Harris Trust & Savings Bank........      1,500,000
                                                         --------------
                                                             58,600,000
                                                         --------------

                INDIANA - 2.20%

   5,205,000    Fort Wayne Hospital Authority
                Parkview Memorial Hospital
                Series B
                4.20%, 01/01/16 (A)
                LOC: Bank of America NT & SA............      5,205,000
   3,840,000    Fort Wayne Hospital Authority
                Parkview Memorial Hospital Series C
                4.20%, 01/01/16 (A)
                LOC: Bank of America NT & SA............      3,840,000
  14,100,000    Monroe County
                Industry Hospital Authority Revenue
                4.15%, 05/01/11 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........     14,100,000
   9,700,000    Princeton Industrial, PCR
                PSI Energy, Inc. Project
                4.40%, 03/01/19 (A)
                LOC: Canadian Imperial
                Bank of Commerce........................      9,700,000
                                                         --------------
                                                             32,845,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                IOWA - 0.27%

$  4,000,000    Iowa Finance Authority Revenue
                Wheaton Franciscan
                Series A
                4.15%, 08/15/12 (A)
                Insured: MBIA
                SPA: Toronto-Dominion Bank.............. $    4,000,000
                                                         --------------

                KENTUCKY - 1.40%

   8,800,000    Ashland, PCR, Ashland Oil, Inc. Project
                4.10%, 04/01/09 (A)
                LOC: SunTrust Bank, N.A.................      8,800,000
  12,100,000    Ohio County, PCR
                Big Rivers Electric Corp. Project
                4.30%, 10/01/15 (A)
                Insured: AMBAC
                SPA: Credit Suisse First Boston.........     12,100,000
                                                         --------------
                                                             20,900,000
                                                         --------------

                LOUISIANA - 5.94%

   9,800,000    Ascension Parish, PCR
                Shell Oil Co. Project
                4.10%, 05/01/26 (A).....................      9,800,000
  16,050,000    East Baton Rouge Parish, PCR
                Exxon Mobil Project
                4.25%, 11/01/19 (A).....................     16,050,000
  10,400,000    East Baton Rouge Parish, PCR
                Exxon Mobil Project
                4.35%, 03/01/22 (A).....................     10,400,000
   9,150,000    Louisiana Public Facilities Authority
                IDB, Kenner Hotel, Ltd.
                4.30%, 12/01/15 (A)
                LOC: Deutsche Bank A.G..................      9,150,000
   4,580,000    Louisana State Offshore Terminal Authority
                Deepwater Port Revenue Loop, Inc.
                1st Stage A
                4.40%, 09/01/06 (A)
                LOC: SunTrust Bank, N.A.................      4,580,000
  10,800,000    South Commission Port Revenue
                Occidental Petrolium
                4.20%, 07/01/18 (A)
                LOC: Wachovia Bank, N.A.................     10,800,000
   8,800,000    St. Charles Parish, PCR
                Shell Oil Co. Project
                4.30%, 06/01/05 (A).....................      8,800,000
   3,500,000    St. Charles Parish, PCR
                Shell Oil Co. Project
                4.40%, 10/01/25 (A).....................      3,500,000
  15,500,000    St. James Parish, PCR, Texaco Project
                3.30%, 05/16/01.........................     15,500,000
                                                         --------------
                                                             88,580,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MAINE - 0.67%

$ 10,000,000    Maine Finance Authority
                Jackson Laboratory Issue
                4.35%, 12/01/30 (A)
                LOC: Keybank, N.A....................... $   10,000,000
                                                         --------------

                MARYLAND - 2.73%

  22,700,000    Maryland State
                Economic Development Corp.
                College Park LLC
                Series A
                4.20%, 06/01/32 (A)
                LOC: First Union National Bank..........     22,700,000
  11,100,000    Maryland State Health & Higher
                Educational Facilities Authority
                Pooled Loan Program
                Series A
                4.20%, 04/01/35 (A)
                LOC: Bank One, N.A......................     11,100,000
   6,900,000    Maryland State Health & Higher
                Educational Facilities Authority
                Pooled Loan Program
                Series B
                4.10%, 04/01/35 (A)
                LOC: Bank One, N.A......................      6,900,000
                                                         --------------
                                                             40,700,000
                                                         --------------

                MASSACHUSETTS - 5.07%

 14,575,000     Dover, GO, BAN
                5.00%, 06/22/01.........................     14,584,932
 30,000,000     Massachusetts State, GO, BAN
                Series A
                5.00%, 09/06/01.........................     30,074,931
  6,000,000     Northbridge, BAN
                3.75%, 02/21/02.........................      6,023,423
 25,000,000     Winchester, BAN
                5.00%, 07/03/01.........................     25,026,020
                                                         --------------
                                                             75,709,306
                                                         --------------

                MICHIGAN - 2.33%

  20,000,000    Michigan State University Revenue
                Series A
                4.00%, 08/15/30 (A)
                SPA: Dexia Credit Local de France            20,000,000
  14,835,000    Michigan State University Revenue
                Series A-2
                4.15%, 08/15/22 (A).....................     14,835,000
                                                         --------------
                                                             34,835,000
                                                         --------------

   PAR VALUE                                                   VALUE
  ----------                                                -----------



                MINNESOTA - 1.60%

$ 23,925,000    Minnesota State, GO, Multi-Purpose
                4.75%, 06/01/01......................... $   23,933,837
                                                         --------------

                MISSISSIPPI - 2.60%

   1,100,000    Harrison County, PCR
                duPont (E.I.) deNemours & Co. Project
                4.40%, 09/01/10 (A).....................      1,100,000
   7,700,000    Jackson County Port Facility Revenue
                Chevron USA, Inc. Project
                4.40%, 06/01/23 (A).....................      7,700,000
   2,000,000    Jackson County Water System
                GO, Chevron USA, Inc. Project
                3.15%, 11/01/24 (A).....................      2,000,000
   5,700,000    Jackson County, PCR
                Chevron USA, Inc. Project
                4.35%, 06/01/23 (A).....................      5,700,000
  22,270,000    Perry County, PCR
                Leaf River Forest Project
                4.40%, 03/01/02 (A)
                LOC: Wachovia Bank, N.A.................     22,270,000
                                                         --------------
                                                             38,770,000
                                                         --------------

                MISSOURI - 2.74%

   3,000,000    Kansas City, IDA, Hospital Revenue
                Research Health Services System
                4.50%, 10/15/15 (A)
                Insured: MBIA
                SPA: Bank of America NT & SA............      3,000,000
   1,200,000    Missouri State Development
                Finance Board Infrastructure Facilities
                Science City Union Station
                Series B
                4.50%, 12/01/03 (A)
                LOC: Canadian Imperial Bank
                of Commerce.............................      1,200,000
   1,700,000    Missouri State Development
                Finance Board Infrastructure Facilities
                Science City Union Station
                Series C
                4.50%, 12/01/03 (A)
                LOC: Canadian Imperial Bank
                of Commerce.............................      1,700,000
  35,000,000    Missouri State HEFA, Medical Research
                Facilities, Stowers Institution
                4.25%, 07/01/35 (A)
                Insured: MBIA
                SPA: Morgan Guaranty Trust Co...........     35,000,000
                                                         --------------
                                                             40,900,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MONTANA - 0.42%

$  6,300,000    Forsyth, PCR, Pacificorp Project
                4.60%, 01/01/18 (A)
                LOC: Rabobank Nederland NV.............. $    6,300,000
                                                         --------------

                NEVADA - 2.35%

  35,000,000    Clark County School District, GO
                Series B
                4.30%, 06/15/21 (A)
                Insured: FSA
                SPA: Bayerische Landesbank NV...........     35,000,000
                                                         --------------

                NEW HAMPSHIRE - 1.88%

  12,600,000    New Hampshire Health & Higher
                Education Facilities Authority
                Mary Hitchcock Memorial
                Series 85-D
                4.25%, 07/01/21 (A)
                Insured: FGIC
                SPA: Chase Manhattan Bank...............     12,600,000
   4,400,000    New Hampshire Health & Higher
                Education Facilities Authority
                VHA of New England, Inc.
                Series B
                4.27%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A...................      4,400,000
   4,000,000    New Hampshire Health & Higher
                Education Facilities Authority
                VHA of New England, Inc.
                Series C
                4.27%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A...................      4,000,000
   7,125,000    New Hampshire Health & Higher
                Education Facilities Authority
                VHA of New England, Inc.
                Series G
                4.27%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A...................      7,125,000
                                                         --------------
                                                             28,125,000
                                                         --------------

                NEW MEXICO - 1.38%

   5,200,000    Albuquerque, New Mexico Airport Revenue
                Subordinated Lien
                4.10%, 07/01/14 (A)
                Insured: AMBAC
                SPA: Bayerische Hypo-Und Vereinsbank AG       5,200,000
   9,100,000    Hurley, PCR, Kennecott
                Santa Fe Corp. Project
                4.40%, 12/01/15 (A)
                Guaranteed: BP Amoco Capital Plc. ......      9,100,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                NEW MEXICO (CONTINUED)

$  6,220,000    New Mexico State
                Highway Commission, Sub Lien
                Series A
                5.00%, 06/15/01......................... $    6,222,589
                                                         --------------
                                                             20,522,589
                                                         --------------

                NORTH CAROLINA - 3.57%

  15,375,000    North Carolina Educational Facilities
                Finance Agency, Bowman Gray School
                of Medicine Project
                4.15%, 09/01/20 (A)
                LOC: Wachovia Bank, N.A.................     15,375,000
  13,500,000    North Carolina Educational Facilities
                Finance Agency, Bowman Gray School
                of Medicine Project
                4.10%, 09/01/26 (A)
                LOC: Wachovia Bank, N.A.................     13,500,000
  24,370,000    University of North Carolina at Chapel
                Hill Series C
                4.10%, 12/01/25 (A).....................     24,370,000
                                                         --------------
                                                             53,245,000
                                                         --------------

                OREGON - 0.74%

  11,000,000    Portland, TAN, GO
                5.00%, 06/28/01.........................     11,011,743
                                                         --------------

                PENNSYLVANIA - 3.17%

   5,145,000    Delaware County IDA
                Resource Recovery Facility
                Series G
                4.15%, 12/01/31 (A)
                Guaranteed: General Electric Corp.......      5,145,000
   3,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series A
                4.15%, 12/01/19 (A)
                LOC: Credit Suisse First Boston.........      3,100,000
  15,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series B
                4.15%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........     15,100,000
   8,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series C
                4.15%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........      8,100,000
   3,000,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                4.15%, 08/01/16 (A)
                LOC: Credit Suisse First Boston.........      3,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                PENNSYLVANIA (CONTINUED)

$ 12,800,000    Schuylkill County, IDA
                Resource Recovery Revenue
                Gilberton Power Project
                4.15%, 12/01/02 (A)
                LOC: Mellon Bank, N.A................... $   12,800,000
                                                         --------------
                                                             47,245,000
                                                         --------------

                SOUTH CAROLINA - 5.76%

  50,000,000    Greenville County
                School District GO, BAN
                3.50%, 12/31/01.........................     50,129,871
  19,400,000    Piedmont Municipal Power Agency
                Electric Co. Series C
                4.20%, 01/01/22 (A)
                Insured: MBIA
                SPA: Morgan Guaranty Trust Co...........     19,400,000
  16,405,000    Spartanburg County
                Health Services District, Inc.
                Hospital Revenue
                4.15%, 04/15/23 (A)
                Insured: MBIA
                SPA: NationsBank, N.A...................     16,405,000
                                                         --------------
                                                             85,934,871
                                                         --------------

                TEXAS - 15.95%

   1,700,000    Grapevine, IDC, American Airlines
                Series A-2
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank GZ...........      1,700,000
   2,200,000    Grapevine, IDC, American Airlines
                Series A-3
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank GZ...........      2,200,000
   1,600,000    Grapevine, IDC, American Airlines
                Series B-1
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank GZ...........      1,600,000
  16,600,000    Guadalupe-Blanco River Authority, PCR
                Central Power & Light Co. Project
                4.40%, 11/01/15 (A)
                LOC: Barclays Bank Plc..................     16,600,000
   9,400,000    Gulf Coast Waste Disposal Authority
                PCR, Amoco Oil Co. Project
                4.35%, 10/01/17 (A).....................      9,400,000
  12,500,000    Gulf Coast Waste Disposal Authority
                PCR, Exxon Mobil Project
                4.20%, 10/01/24 (A).....................     12,500,000
  28,000,000    Harris County Health
                Facilities Development Corp.
                Texas Childrens Hospital
                Series B-1
                4.30%, 10/01/29 (A)
                Insured: MBIA
                SPA: Morgan Guaranty Trust Co...........     28,000,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------



                TEXAS (CONTINUED)

$ 13,000,000    Harris County, IDC
                Baytank Houston, Inc. Project
                4.20%, 02/01/20 (A)
                LOC: Rabobank Nederland NV..............  $  13,000,000
   3,800,000    Harris County, IDC, PCR, Exxon Project
                4.35%, 03/01/24 (A).....................      3,800,000
  43,500,000    Hockley County, IDC
                PCR, Amoco Project, Standard Oil Co.
                3.30%, 03/01/14 (A).....................     43,510,986
   3,600,000    Houston, Series B
                3.25%, 06/08/01.........................      3,600,000
  12,500,000    Houston Higher Education
                Finance Corp., Rice University
                Series A
                3.35%, 06/06/01.........................     12,500,000
  13,650,000    Lower Neches Valley Authority
                PCR, Chevron USA, Inc. Project
                3.25%, 02/15/17 (A).....................     13,650,000
  12,000,000    Midlothian IDC, PCR
                Crow Chemical Co. Project
                4.25%, 12/01/09 (A)
                LOC: UBS AG.............................     12,000,000
   8,200,000    Sabine River Authority
                PCR, Texas Utilities Project
                Series A
                4.40%, 03/01/26 (A)
                Insured: AMBAC
                SPA: Bank of New York...................      8,200,000
  55,500,000    Texas State, TRAN
                5.25%, 08/31/01.........................     55,673,449
                                                         --------------
                                                            237,934,435
                                                         --------------

                UTAH - 5.86%

  12,100,000    Emery County, PCR, Pacificorp Project
                4.25%, 07/01/15 (A)
                LOC: Credit Suisse First Boston.........     12,100,000
  27,000,000    Utah State, GO Series A
                4.10%, 07/01/16 (A)
                SPA: Toronto Dominion Bank..............     27,000,000
  48,300,000    Utah State, GO Series B
                4.10%, 07/01/16 (A)
                SPA: Toronto Dominion Bank..............     48,300,000
                                                         --------------
                                                             87,400,000
                                                         --------------

                VERMONT - 0.55%

   5,900,000    Vermont Education & Health
                Building Finance Agency Hospital Revenue
                VHA of New England
                Series D
                4.27%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A...................      5,900,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                VERMONT (CONTINUED)

$  2,300,000    Vermont Education & Health Building
                Finance Agency Hospital Revenue
                VHA of New England, Series F
                4.27%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A................... $    2,300,000
                                                         --------------
                                                              8,200,000
                                                         --------------

                VIRGINIA - 0.51%

   7,600,000    Virginia State Public Building Authority
                Building Revenue, Series B
                5.60%, 08/01/01.........................      7,644,008
                                                         --------------

                WASHINGTON - 0.33%

   5,000,000    Washington State
                Public Power Supply System
                Nuclear Project No. 1, Series 1A-1
                4.25%, 07/01/17 (A)
                LOC: Bank of America NT & SA............      5,000,000
                                                         --------------

                WISCONSIN - 3.31%

  40,000,000    Milwaukee, RAN, Series B
                5.25%, 08/30/01.........................     40,124,921
   9,200,000    Wisconsin State HEFA
                University of Wisconsin
                Medical Foundation
                4.15%, 05/01/30 (A)
                LOC: LaSalle Bank, N.A..................      9,200,000
                                                         --------------
                                                             49,324,921
                                                         --------------

                WYOMING - 2.89%

   1,700,000    Kemmerer, PCR, Exxon Mobil Project
                4.35%, 11/01/14 (A).....................      1,700,000
   7,800,000    Sublette County, PCR, Exxon Mobil Project
                4.35%, 11/01/14 (A).....................      7,800,000
  14,500,000    Sweetwater County, PCR
                Pacificorp Project, Series 88-A
                3.40%, 06/07/01
                LOC: UBS AG.............................     14,500,000
   4,600,000    Sweetwater County, PCR
                Pacificorp Project, Series A
                4.20%, 07/01/15 (A)
                LOC: Commerzbank AG.....................      4,600,000
   8,050,000    Uinta County, PCR, Amoco Project
                4.35%, 07/01/26 (A).....................      8,050,000
   6,450,000    Uinta County, PCR
                Chevron USA, Inc. Project
                4.35%, 08/15/20 (A).....................      6,450,000
                                                         --------------
                                                             43,100,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES .............  1,481,672,282
                                                         --------------
                (Cost $1,481,672,282)


    SHARES                                                     VALUE
  ----------                                                -----------



INVESTMENT COMPANY - 0.09%

   1,384,187    Federated Investors Tax-Free
                Obligations Fund........................ $    1,384,187
                                                         --------------
                TOTAL INVESTMENT COMPANY ...............      1,384,187
                                                         --------------
                (Cost $1,384,187)
TOTAL INVESTMENTS - 99.40%..............................  1,483,056,469
                                                         --------------
(Cost $1,483,056,469)*
NET OTHER ASSETS AND LIABILITES - 0.60%.................      8,882,915
                                                         --------------
NET ASSETS - 100.00%.................................... $1,491,939,384
                                                         ==============

------------------------------------------

*      Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable, upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown reflects the rate in effect at April 30, 2001.

AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Notes
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Co.
GO     General Obligation
HEFA   Health and Educational Facilities Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDC    Industrial Development Corp.
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
RAN    Revenue Anticipation Notes
SPA    Stand-by Purchase Agreement
TAN    Tax Anticipation Notes
TRAN   Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------



MUNICIPAL SECURITIES - 99.22%


                ALASKA - 0.61%

$  1,750,000    Valdez Marine Terminal Revenue
                Exxon Mobil Pipeline Co. Project
                Series A
                4.35%, 12/01/33 (A)..................... $    1,750,000
                                                         --------------

                CONNECTICUT - 68.80%

   1,230,000    Bethel, GO
                8.00%, 02/15/02.........................      1,275,302
  16,740,000    Connecticut State, GO, Series B
                4.05%, 05/15/14 (A)
                SPA: Bayerische Hypo-Und
                Vereinsbank AG..........................     16,740,000
   3,000,000    Connecticut State, GO, Series C
                4.75%, 12/15/01.........................      3,009,965
   3,000,000    Connecticut State Development Authority
                Conco Project
                3.95%, 11/01/05 (A)
                LOC: Bayerische Hypo-Und
                Vereinsbank AG..........................      3,000,000
  10,515,000    Connecticut State Development Authority
                Health Care Corp. for Independent Living
                4.00%, 07/01/15 (A)
                LOC: Chase Manhattan Bank, N.A..........     10,515,000
   2,600,000    Connecticut State Development
                Authority, PCR, Central Vermont
                Public Service
                3.45%, 12/01/15 (A)
                LOC: Toronto-Dominion Bank..............      2,600,000
   5,400,000    Connecticut State HEFA, Edgehill
                Series C
                3.50%, 07/01/27 (A)
                LOC: KBC Bank N.V.......................      5,400,000
   3,000,000    Connecticut State HEFA
                Hospital of St. Raphael
                Series J
                3.45%, 07/01/22 (A)
                LOC: KBC Bank N.V.......................      3,000,000
  11,500,000    Connecticut State HEFA
                Hotchkiss School
                Series A
                3.85%, 07/01/30 (A)
                SPA: Northern Trust Co..................     11,500,000
   7,300,000    Connecticut State HEFA
                Stamford Hospital Issue
                Series H
                3.45%, 07/01/24 (A)
                Insured: MBIA
                SPA: Chase Manhattan Bank, N.A..........      7,300,000
   5,300,000    Connecticut State HEFA
                Summerwood University Park
                Series A
                3.45%, 07/01/30 (A)
                LOC: LaSalle Bank, N.A..................      5,300,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                CONNECTICUT (CONTINUED)

$  6,700,000    Connecticut State HEFA
                Taft School
                Series E
                3.95%, 07/01/30 (A)
                LOC: First Union National Bank..........  $   6,700,000
   7,500,000    Connecticut State HEFA
                Yale University
                3.00%, 10/12/01.........................      7,500,000
   5,000,000    Connecticut State HEFA
                Yale University
                Series T-1
                4.05%, 07/01/29 (A).....................      5,000,000
   5,500,000    Connecticut State HEFA
                Yale University
                Series T-2
                4.05%, 07/01/29 (A).....................      5,500,000
   8,610,000    Connecticut State HEFA
                Yale University
                Series U-2
                3.90%, 07/01/33 (A).....................      8,610,000
   6,500,000    Connecticut State Housing
                Finance Authority
                Housing Mortgage Finance Program
                Series D-3
                3.45%, 11/15/28 (A)
                Insured: AMBAC
                SPA: Landesbank Hessen-Thuringen GZ.....      6,500,000
   7,900,000    Connecticut State Housing
                Finance Authority
                Housing Mortgage Finance Program
                Series G
                4.10%, 05/15/18 (A)
                Insured: AMBAC
                SPA: Morgan Guaranty Trust Co...........      7,900,000
  10,000,000    Connecticut State Special Assessment
                Second Injury Fund Revenue
                3.00%, 05/02/01 (A)
                SPA: Caisse Nationale de Credit
                Agricole & Dexia Bank Belgique..........     10,000,000
   3,000,000    Connecticut State Special Assessment
                Second Injury Fund Revenue
                2.85%, 05/16/01 (A)
                SPA: Caisse Nationale de Credit
                Agricole & Dexia Bank Belgique..........      3,000,000
   7,000,000    Connecticut State Special Assessment
                Unemployment Compensation
                Advisory Fund
                Series C
                4.35%, 11/15/01 (A)
                Insured: FGIC
                SPA: FGIC SPI...........................      7,000,000
  12,300,000    Connecticut State Special Tax
                Obligation Revenue
                Second Lien Transportation Infrastructure
                Series 1
                4.00%, 12/01/10 (A)
                LOC: Commerzbank AG.....................     12,300,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------



                CONNECTICUT (CONTINUED)

  $8,800,000    Easton, BAN, GO
                3.10%, 10/18/01......................... $    8,812,045
   2,020,000    Fairfield, BAN, Series A
                5.25%, 06/22/01.........................      2,022,202
   4,500,000    Glastonbury, BAN, GO
                3.03%, 06/06/01.........................      4,500,209
   5,900,000    Groton, BAN, Series A
                5.25%, 06/12/01.........................      5,904,214
   6,510,000    Norwich, BAN, GO
                4.50%, 05/15/01.........................      6,510,719
   1,416,000    Redding, BAN, GO
                3.13%, 08/21/01.........................      1,417,180
   7,170,000    Ridgefield, BAN
                4.75%, 07/11/01.........................      7,177,356
  10,000,000    Stamford, BAN
                5.25%, 05/02/01.........................     10,000,198
                                                         --------------
                                                            195,994,390
                                                         --------------

                ILLINOIS - 1.26%

   1,500,000    Chicago O'Hare International Airport
                American Airlines, Series C
                4.40%, 12/01/17 (A)
                LOC: Royal Bank of Canada...............      1,500,000
   2,100,000    Chicago O'Hare International Airport
                Revenue, General Airport, Second Lien
                Series C
                4.25%, 01/01/18 (A)
                LOC: Societe Generale...................      2,100,000
                                                         --------------
                                                              3,600,000
                                                         --------------

                LOUISANA - 1.59%

   1,900,000    East Baton Rouge Parish, PCR
                Exxon Mobil Project
                4.35%, 03/01/22 (A).....................      1,900,000
   2,630,000    Louisiana Offshore Terminal Authority
                Deepwater Port Revenue Loop, Inc.
                1st Stage
                4.40%, 09/01/06 (A)
                LOC: SunTrust Bank, N.A.................      2,630,000
                                                         --------------
                                                              4,530,000
                                                         --------------

                MARYLAND - 2.32%

   6,600,000    Maryland State
                Economic Development Corp.
                College Park LLC
                Series A
                4.20%, 06/01/32 (A)
                LOC: First Union National Bank..........      6,600,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MICHIGAN - 0.98%

  $2,790,000    Cornell Township
                Economic Development Corp.
                Mead Escabana Paper Co.
                4.30%, 11/01/16 (A)
                LOC: Bank of America NT & SA............ $    2,790,000
                                                         --------------

                MISSISSIPPI - 1.73%

   4,920,000    Perry County, PCR
                Leaf River Forest Project
                4.40%, 03/01/02 (A)
                LOC: Wachovia Bank, N.A.................      4,920,000
                                                         --------------

                NEW MEXICO - 1.81%

   1,900,000    Farmington, PCR
                Arizona Public Service Co.
                Series A
                4.40%, 05/01/24 (A)
                LOC: Bank of America NT & SA............      1,900,000
   3,245,000    Farmington, PCR
                Arizona Public Service Co.
                Series B
                4.40%, 09/01/24 (A)
                LOC: Barclays Bank Plc..................      3,245,000
                                                         --------------
                                                              5,145,000
                                                         --------------

                OHIO - 2.22%

   6,320,000    Ohio State Air Quality Development
                Authority Revenue, PCR
                Ohio Edison
                Series C
                4.40%, 06/01/23 (A)
                LOC: First Union National Bank..........      6,320,000
                                                         --------------

                PENNSYLVANIA - 1.58%

   1,700,000    Delaware Valley Regional
                Finance Authority
                Local Government Revenue
                Series A
                4.15%, 12/01/17 (A)
                LOC: Credit Suisse First Boston.........      1,700,000
   2,800,000    Delaware Valley Regional
                Finance Authority
                Local Government Revenue
                Series A
                4.15%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........      2,800,000
                                                         --------------
                                                              4,500,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                PUERTO RICO - 10.15%

$ 19,000,000    Puerto Rico Commonwealth
                Government Development Bank
                3.95%, 12/01/15 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........  $  19,000,000
   9,900,000    Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                4.00%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................      9,900,000
                                                         --------------
                                                             28,900,000
                                                         --------------

                TEXAS - 3.74%

   1,000,000    Grapevine IDC, American Airlines
                Series A-3
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank GZ...........      1,000,000
   5,290,000    Guadalupe-Blanco River Authority, PCR
                Central Power & Light Co. Project
                4.40%, 11/01/15 (A)
                LOC: Barclays Bank Plc..................      5,290,000
   4,350,000    Harris County, IDC, PCR
                Exxon Mobil Corp.
                4.35%, 03/01/24 (A).....................      4,350,000
                                                         --------------
                                                             10,640,000
                                                         --------------

                WASHINGTON - 1.75%

   5,000,000    Washington State, GO, Series VR-1996B
                4.10%, 06/01/20 (A)
                SPA: Landesbank Hessen-Thuringen GZ.....      5,000,000
                                                         --------------

                WYOMING - 0.68%

   1,950,000    Uinta County, PCR, Amoco Project
                4.35%, 07/01/26 (A).....................      1,950,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES .............    282,639,390
                                                         --------------
                (Cost $282,639,390)


    SHARES                                                     VALUE
  ----------                                                -----------


INVESTMENT COMPANIES - 0.13%

    107,764     Dreyfus Connecticut Tax-Exempt
                Money Market............................ $      107,764
    257,865     Federated Municipal Trust Connecticut
                Municipal Cash Trust....................        257,865
                                                         --------------
                TOTAL INVESTMENT COMPANIES .............        365,629
                                                         --------------
                (Cost $365,629)
TOTAL INVESTMENTS - 99.35%..............................    283,005,019
                                                         --------------
(Cost $283,005,019)*
NET OTHER ASSETS AND LIABILITIES - 0.65%................      1,863,395
                                                         --------------
NET ASSETS - 100.00%.................................... $  284,868,414
                                                         ==============

----------------------------------------

*      Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown reflects the rate in effect at April 30, 2001.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Notes
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
GO       General Obligation
HEFA     Health and Educational Facilities Authority
IDC      Industrial Development Corp.
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Massachusetts Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MUNICIPAL SECURITIES - 98.80%


                ILLINOIS - 1.70%

$  3,700,000    Chicago O'Hare International Airport
                American Airlines Project
                Series A
                4.40%, 12/01/17 (A)
                LOC: Credit Suisse First Boston......... $    3,700,000
   5,700,000    Chicago O'Hare International Airport
                American Airlines Project
                Series D
                4.40%, 12/01/17 (A)
                LOC: Royal Bank of Canada...............      5,700,000
                                                         --------------
                                                              9,400,000
                                                         --------------

                LOUISIANA - 2.38%

   3,130,000    East Baton Rouge Parish, PCR
                Exxon Mobil Project
                4.35%, 03/01/22 (A).....................      3,130,000
  10,030,000    Louisiana Offshore Terminal Authority
                Deepwater Port Revenue Loop, Inc.,
                1st Stage A
                4.40%, 09/01/06 (A)
                LOC: SunTrust Bank, N.A.................     10,030,000
                                                         --------------
                                                             13,160,000
                                                         --------------

                MARYLAND - 1.81%

  10,000,000    Maryland State EDC, College Park LLC
                Series A
                4.20%, 06/01/32 (A)
                LOC: First Union National Bank..........     10,000,000
                                                         --------------

                MASSACHUSETTS - 78.08%

   6,750,000    Boston, BAN, GO, Series A
                4.00%, 05/01/02.........................      6,815,967
   8,500,000    Boston Water and Sewer Commission
                General Purpose, Senior Series A
                4.00%, 11/01/24 (A)
                LOC: State Street Bank..................      8,500,000
  10,500,000    Brookline, BAN, GO
                4.75%, 06/01/01.........................     10,500,419
   3,085,000    Cambridge, GO
                4.50%, 12/01/01.........................      3,089,345
   2,400,000    Cohasset, BAN, GO
                5.00%, 07/27/01.........................      2,403,562
   2,224,488    Hamilton, BAN, GO
                5.25%, 06/01/01.........................      2,225,389
  22,000,000    Hingham, BAN, GO
                4.63%, 09/26/01.........................     22,032,025
   8,905,000    Holliston, BAN, GO
                4.65%, 08/24/01.........................      8,914,020
   8,000,000    Holliston, BAN, GO
                4.75%, 08/24/01.........................      8,010,612
   5,000,000    Holliston, BAN, GO
                4.75%, 12/13/01.........................      5,013,034



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MASSACHUSETTS (CONTINUED)

$  3,900,000    Holyoke, PCR, Holyoke
                Water & Power Project
                4.00%, 11/01/13 (A)
                LOC: Toronto-Dominion Bank..............  $   3,900,000
  10,952,000    Marshfield, BAN, GO
                5.00%, 06/20/01.........................     10,962,183
   2,500,000    Massachusetts Municipal Wholesale
                Electric Co. Power Supply System
                Series C
                4.10%, 07/01/19 (A)
                Insured: MBIA
                LOC: Credit Suisse First Boston.........      2,500,000
   4,735,000    Massachusetts State Development
                Finance Agency, Bancroft School Issue
                4.10%, 09/01/31 (A)
                LOC: Allied Irish Bank Plc..............      4,735,000
   9,900,000    Massachusetts State Development
                Finance Agency
                Ed-Dexter School Project
                4.15%, 05/01/31 (A).....................      9,900,000
  12,000,000    Massachusetts State Development
                Finance Agency, Higher Education
                Smith College
                4.05%, 07/01/24 (A).....................     12,000,000
   1,750,000    Massachusetts State Development
                Finance Agency
                Newton Country Day School
                4.10%, 01/01/30 (A)
                LOC: Allied Irish Bank Plc..............      1,750,000
   4,000,000    Massachusetts State Development
                Finance Agency
                Worcester Academy Issue
                4.10%, 10/01/30 (A)
                LOC: Allied Irish Bank Plc..............      4,000,000
   3,000,000    Massachusetts State Finance Agency
                3.20%, 08/15/01
                LOC: First Union National Bank..........      3,000,000
  15,290,000    Massachusetts State HEFA
                Amherst College
                Series F
                3.85%, 11/01/26 (A).....................     15,290,000
   5,400,000    Massachusetts State HEFA
                Bentley College
                Series K
                3.90%, 07/01/30 (A)
                LOC: State Street Bank..................      5,400,000
  17,000,000    Massachusetts State HEFA
                Capital Asset Program
                Series D
                4.30%, 01/01/35 (A)
                Insured: MBIA
                SPA: State Street Bank..................     17,000,000
   9,700,000    Massachusetts State HEFA
                Capital Asset Program
                Series E
                4.35%, 01/01/35 (A)
                LOC: Bank One, N.A......................      9,700,000
   2,400,000    Massachusetts State HEFA
                Capital Asset Program
                Series G-1
                3.85%, 01/01/19 (A)
                LOC: MBIA
                SPA: Credit Suisse First Boston.........      2,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MASSACHUSETTS (CONTINUED)

$  8,000,000    Massachusetts State HEFA
                Harvard University
                Series R
                4.00%, 11/01/49 (A)..................... $    8,000,000
  23,100,000    Massachusetts State HEFA
                Harvard University
                Series Y
                4.00%, 07/01/35 (A).....................     23,100,000
  13,020,000    Massachusetts State HEFA
                Newton Wellesley Hospital
                Series F
                3.85%, 07/01/25 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........     13,020,000
  16,700,000    Massachusetts State HEFA
                Partners Healthcare System
                Series P-2
                4.10%, 07/01/27 (A)
                Insured: FSA
                SPA: Morgan Guaranty Trust/Bayerische
                Landesbank GZ...........................     16,700,000
   4,400,000    Massachusetts State HEFA
                Wellesley College
                Series E
                4.10%, 07/01/22 (A).....................      4,400,000
  17,500,000    Massachusetts State HEFA
                Wellesley College
                Series G
                4.25%, 07/01/39 (A).....................     17,500,000
  26,700,000    Massachusetts State HFA Multi-Family
                Series A
                4.10%, 12/01/25 (A)
                Insured: GNMA
                SPA: Republic National Bank of New York      26,700,000
   2,500,000    Massachusetts State IFA
                Buckingham Brown Nichols Issue
                4.10%, 05/01/27 (A)
                LOC: State Street Bank..................      2,500,000
   1,500,000    Massachusetts State IFA
                Gordon College Issue
                4.10%, 12/01/27 (A)
                LOC: State Street Bank..................      1,500,000
   5,000,000    Massachusetts State IFA
                Governor Dummer Academy
                4.10%, 07/01/26 (A)
                LOC: State Street Bank..................      5,000,000
   3,765,000    Massachusetts State IFA
                New England College
                4.10%, 10/01/27 (A)
                LOC: State Street Bank..................      3,765,000
   9,300,000    Massachusetts State IFA, PCR
                Holyoke Water Power Co., Series A
                4.00%, 05/01/22 (A)
                LOC: Canadian Imperial
                Bank of Commerce........................      9,300,000
   8,000,000    Massachusetts State Port Authority
                2.35%, 05/03/01
                LOC: West Deutche Landesbank GZ.........      8,000,000
   2,000,000    Massachusetts State Port Authority
                3.00%, 05/31/01
                LOC: West Deutche Landesbank GZ.........      2,000,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MASSACHUSETTS (CONTINUED)

  $4,000,000    Massachusetts State, Series A, GO
                4.10%, 09/01/16 (A)
                SPA: Commerzbank A.G....................  $   4,000,000
  11,350,000    Massachusetts State
                Series B, GO
                4.05%, 08/01/15 (A)
                SPA: Landesbank Hessen-Thuringen GZ.....     11,350,000
  20,000,000    Massachusetts State
                Series B, GO
                4.10%, 09/01/16 (A)
                SPA: Toronto Dominion Bank..............     20,000,000
  19,800,000    Massachusetts State
                Water Resource Authority Subordinated
                General Purpose
                Series A
                4.00%, 04/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................     19,800,000
   5,500,000    Massachusetts State
                Water Resource Authority Subordinated
                General Purpose
                Series B
                4.00%, 08/01/28 (A)
                LOC: Landesbank Hessen-Thuringen GZ.....      5,500,000
   7,005,000    Natick, BAN, GO
                4.75%, 08/02/01.........................      7,011,838
   3,000,000    Northbridge, BAN, GO
                4.50%, 02/21/02.........................      3,029,438
   8,260,000    Peabody, BAN, GO
                3.35%, 02/15/02.........................      8,271,419
   4,240,000    Peabody, BAN, GO
                3.40%, 04/26/02.........................      4,254,174
   2,114,833    Stoughton, BAN, GO
                3.75%, 02/08/02.........................      2,121,163
   9,327,000    Topsfield, BAN, GO
                4.63%, 09/21/01.........................      9,339,422
   3,130,000    Wellesley, BAN, GO
                5.25%, 06/07/01.........................      3,131,666
   2,700,000    Westfield, BAN, GO
                4.00%, 10/19/01.........................      2,708,701
   5,360,000    Weston, BAN, GO
                3.75%, 02/15/02.........................      5,381,010
   4,445,000    Winchester, BAN, GO
                5.00%, 07/03/01.........................      4,449,626
                                                         --------------
                                                            431,875,013
                                                         --------------


                MISSISSIPPI - 2.62%

   3,600,000    Harrison County, PCR,
                duPont (E.I.) deNemours & Co. Project
                4.40%, 09/01/10 (A).....................      3,600,000
  10,910,000    Perry County, PCR
                Leaf River Forest Project
                4.40%, 03/01/02 (A)
                LOC: Wachovia Bank, N.A.................     10,910,000
                                                         --------------
                                                             14,510,000
                                                         --------------




                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       24

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------



                NORTH CAROLINA - 2.73%

$  5,100,000    North Carolina Medical Care Commission
                Pooled Equipment Financing Project
                4.25%, 12/01/25 (A)
                LOC: MBIA
                SPA: KBC Bank N.V....................... $    5,100,000
  10,000,000    University of North Carolina, Chapel Hill
                Series B
                4.00%, 12/01/25 (A).....................     10,000,000
                                                         --------------
                                                             15,100,000
                                                         --------------

                PUERTO RICO - 2.69%

  13,870,000    Puerto Rico Commonwealth
                Government Development Bank
                3.95%, 12/01/15 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........     13,870,000
   1,000,000    Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                4.00%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................      1,000,000
                                                         --------------
                                                             14,870,000
                                                         --------------

                TEXAS - 3.79%

   4,200,000    Harris County IDC, PCR
                Exxon Mobil Corp.
                4.35%, 03/01/24 (A).....................      4,200,000
   4,350,000    Harris County IDC, PCR
                Exxon Mobil Corp.
                4.35%, 03/01/24 (A).....................      4,350,000
  12,400,000    Sabine River Authority, PCR
                Texas Utilities Project
                Series A
                4.40%, 03/01/26 (A)
                Insured: AMBAC
                SPA: Bank of New York...................     12,400,000
                                                         --------------
                                                             20,950,000
                                                         --------------

                 UTAH - 3.00%

   6,600,000    Utah State, GO, Series C
                4.15%, 07/01/16 (A)
                SPA: Toronto Dominion Bank..............      6,600,000
  10,000,000    Utah Transit Authority
                Sales Tax & Transportation Revenue
                Utah Light Rail Transit
                4.15%, 09/01/30 (A)
                LOC: Bayerische Landesbank..............     10,000,000
                                                         --------------
                                                             16,600,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES .............    546,465,013
                                                         --------------
                (Cost $546,465,013)

   SHARES                                                      VALUE
  ----------                                                -----------


INVESTMENT COMPANIES - 0.06%

     166,556    Dreyfus Massachusestts Tax-Exempt
                Money Market............................ $      166,556
     158,000    Federated Municipal Trust Massachusetts
                Municipal Cash Trust....................        158,000
       4,036    Federated Tax-Free Obligations Fund.....          4,036
                                                         --------------
                TOTAL INVESTMENT COMPANIES .............        328,592
                                                         --------------
                (Cost $328,592)
TOTAL INVESTMENTS - 98.86%..............................    546,793,605
                                                         --------------
(Cost $546,793,605)*
NET OTHER ASSETS AND LIABILITES - 1.14%.................      6,288,250
                                                         --------------
NET ASSETS - 100.00%.................................... $  553,081,855
                                                         ==============

------------------------------------------

*      Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown reflects the rate in effect at April 30, 2001.

AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Note
EDC     Economic Development Corp.
FSA     Financial Security Assurance Company
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Agency
IDC     Industrial Development Corp.
IFA     Industrial Finance Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)


                                                                      MONEY        GOVERNMENT     U.S. TREASURY    TAX-EXEMPT
                                                                      MARKET      MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                       FUND           FUND            FUND            FUND
                                                                  --------------  -------------  -------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................  $5,433,206,060  $ 926,742,713  $1,487,797,240  $1,483,056,469
     Repurchase agreement.......................................       6,981,000             --              --               --
                                                                  --------------  -------------  --------------   --------------
       Total investments at value...............................   5,440,187,060    926,742,713   1,487,797,240    1,483,056,469
   Cash.........................................................              --             --              --              776
   Receivable for investment sold...............................              --             --              --               --
   Interest and dividends receivable............................      23,663,500      1,729,680       7,290,565       13,193,867
                                                                  --------------  -------------  --------------   --------------
     Total Assets...............................................   5,463,850,560    928,472,393   1,495,087,805    1,496,251,112
                                                                  --------------  -------------  --------------   --------------

LIABILITIES:
   Dividends payable............................................       8,173,653      1,916,118       2,499,876        3,566,212
   Payable for investments purchased............................      33,773,471             --              --               --
   Payable to custodian.........................................           6,817        126,282         168,557               --
   Investment advisory fee payable (Note 3).....................       1,669,246        285,262         472,273          491,751
   Payable to Fleet affiliates (Note 3).........................         280,436         36,394          51,295           13,932
   Payable to Administrator (Note 3)............................         651,925         95,784         191,865          114,728
   Trustees' fees and expenses payable (Note 3).................         168,101         48,060          46,988           30,231
   Accrued expenses and other payables..........................         383,230         76,727          87,432           94,874
                                                                  --------------  -------------  --------------   --------------
     Total Liabilities..........................................      45,106,879      2,584,627       3,518,286        4,311,728
                                                                  --------------  -------------  --------------   --------------
NET ASSETS......................................................  $5,418,743,681  $ 925,887,766  $1,491,569,519   $1,491,939,384
                                                                  ==============  =============  ==============   ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................  $    5,418,539  $     925,929  $    1,491,137   $    1,492,204
   Paid-in capital in excess of par value.......................   5,413,072,980    925,003,011   1,489,648,206    1,490,712,237
   Undistributed (overdistributed) net investment income (loss).         243,113        (41,174)        316,537          (19,453)
   Accumulated net realized gain (loss) on investments sold.....           9,049             --         113,639         (245,604)
                                                                  --------------  -------------  --------------   --------------
TOTAL NET ASSETS................................................  $5,418,743,681  $ 925,887,766  $1,491,569,519   $1,491,939,384
                                                                  ==============  =============  ==============   ==============

Retail A Shares:
   Net assets...................................................  $3,193,030,950  $ 345,983,194  $ 617,503,789  $  173,787,097
   Shares of beneficial interest outstanding....................   3,192,884,446    345,600,051    617,276,241     173,844,412
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $        1.00  $        1.00  $         1.00
                                                                  ==============  =============  =============  ==============

Retail B Shares:
   Net assets...................................................  $    3,494,185            N/A            N/A             N/A
   Shares of beneficial interest outstanding....................       3,494,021            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE and offering price per share*................  $         1.00            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============

Trust Shares:
   Net assets...................................................  $2,109,743,248  $ 579,904,572  $ 674,059,466  $1,254,112,169
   Shares of beneficial interest outstanding....................   2,109,674,102    580,328,887    673,869,100   1,254,319,910
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $        1.00  $        1.00  $         1.00
                                                                  ==============  =============  =============  ==============

BKB Shares:
   Net assets...................................................  $  112,475,298            N/A  $ 200,006,264  $   64,040,118
   Shares of beneficial interest outstanding....................     112,486,398            N/A    199,992,007      64,040,122
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00            N/A  $        1.00  $         1.00
                                                                  ==============  =============  =============  ==============


-------------------------------------------------------------

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 CONNECTICUT MUNICIPAL   MASSACHUSETTS MUNICIPAL
                                                                   MONEY MARKET FUND        MONEY MARKET FUND
                                                                  -------------------      ------------------
ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................      $283,005,019            $546,793,605
     Repurchase agreement.......................................                --                      --
                                                                      ------------            ------------
       Total investments at value...............................       283,005,019             546,793,605
   Cash.........................................................             3,429                   8,037
   Receivable for investment sold...............................                --               2,400,000
   Interest and dividends receivable............................         2,376,686               4,667,654
                                                                      ------------            ------------
     Total Assets...............................................       285,385,134             553,869,296
                                                                      ------------            ------------

LIABILITIES:
   Dividends payable............................................           334,649                 473,905
   Payable for investments purchased............................                --                      --
   Payable to custodian.........................................                --                      --
   Investment advisory fee payable (Note 3).....................            99,476                 196,715
   Payable to Fleet affiliates (Note 3).........................            24,816                  46,132
   Payable to Administrator (Note 3)............................            26,341                  39,790
   Trustees' fees and expenses payable (Note 3).................             9,173                   8,585
   Accrued expenses and other payables..........................            22,265                  22,314
                                                                      ------------            ------------
     Total Liabilities..........................................           516,720                 787,441
                                                                      ------------            ------------
NET ASSETS......................................................      $284,868,414            $553,081,855
                                                                      ============            ============

NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................      $    284,875            $    553,098
   Paid-in capital in excess of par value.......................       284,596,366             552,545,423
   Undistributed (overdistributed) net investment income (loss).            (5,391)                 (4,086)
   Accumulated net realized gain (loss) on investments sold.....            (7,436)                (12,580)
                                                                      ------------            ------------
TOTAL NET ASSETS................................................      $284,868,414            $553,081,855
                                                                      ============            ============

Retail A Shares:
   Net assets...................................................      $284,868,414            $553,081,855
   Shares of beneficial interest outstanding....................       284,874,621             553,098,357
                                                                      ------------            ------------
   NET ASSET VALUE, offering and redemption price per share.....      $       1.00            $       1.00
                                                                      ============            ============

Retail B Shares:
   Net assets...................................................               N/A                     N/A
   Shares of beneficial interest outstanding....................               N/A                     N/A
                                                                      ------------            ------------
   NET ASSET VALUE and offering price per share*................               N/A                     N/A
                                                                      ============            ============

Trust Shares:
   Net assets...................................................               N/A                     N/A
   Shares of beneficial interest outstanding....................               N/A                     N/A
                                                                      ------------            ------------
   NET ASSET VALUE, offering and redemption price per share.....               N/A                     N/A
                                                                      ============            ============

BKB Shares:
   Net assets...................................................               N/A                     N/A
   Shares of beneficial interest outstanding....................               N/A                     N/A
                                                                      ------------            ------------
   NET ASSET VALUE, offering and redemption price per share.......             N/A                     N/A
                                                                      ============            ============


--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)


                                                                      MONEY        GOVERNMENT    U.S. TREASURY    TAX-EXEMPT
                                                                      MARKET      MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                       FUND           FUND            FUND           FUND
                                                                  --------------  -------------  -------------  --------------
INVESTMENT INCOME:
   Interest (Note 2) ............................................   $157,092,056    $26,344,729    $41,589,908     $30,573,611
   Dividends (Note 2) ...........................................             --             --             --         671,771
                                                                    ------------    -----------    -----------     -----------
     Total investment income ....................................    157,092,056     26,344,729     41,589,908      31,245,382
                                                                    ------------    -----------    -----------     -----------

EXPENSES:
   Investment advisory fee (Note 3) .............................     10,596,925      1,771,270      2,723,220       3,389,389
   Administration fee (Note 3) ..................................      1,774,985        296,688        485,984         567,723
   Custodian fee (Note 3) .......................................         20,555         10,353          7,688          13,194
   Fund accounting fee (Note 3) .................................         74,215         48,325         69,283          79,495
   Professional fees (Note 3) ...................................         57,923         16,537         13,713          28,215
   Shareholder servicing and 12b-1 fees (Note 3) ................      1,463,200        167,716        330,030         126,497
   Transfer agent fee (Note 3) ..................................      1,219,807        171,534        284,410          36,657
   Trustees' fees and expenses (Note 3) .........................         39,450          5,690          8,900          14,146
   Reports to shareholders (Note 3) .............................        268,050         25,853         41,626          38,498
   Miscellaneous ................................................        173,327         34,578         93,090          35,143
                                                                    ------------    -----------    -----------     -----------
     Total expenses before reimbursement/waiver (Note 4) ........     15,688,437      2,548,544      4,057,944       4,328,957
                                                                    ------------    -----------    -----------     -----------
     Less: reimbursement/waiver (Note 4) ........................     (1,142,780)       (40,080)       (23,818)       (259,249)
                                                                    ------------    -----------    -----------     -----------
       Total expenses net of reimbursement/waiver ...............     14,545,657      2,508,464      4,034,126       4,069,708
                                                                    ------------    -----------    -----------     -----------
NET INVESTMENT INCOME ...........................................    142,546,399     23,836,265     37,555,782      27,175,674
                                                                    ------------    -----------    -----------     -----------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) ..................         10,081             --         80,731              --
                                                                    ------------    -----------    -----------     -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM  OPERATIONS .............................................   $142,556,480    $23,836,265    $37,636,513     $27,175,674
                                                                    ============    ===========    ===========     ===========



                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                    MONEY MARKET FUND       MONEY MARKET FUND
                                                                   -------------------     ------------------

INVESTMENT INCOME:
   Interest (Note 2) ............................................      $ 4,944,823             $ 9,509,865
   Dividends (Note 2) ...........................................           69,890                  85,491
                                                                       -----------            ------------
     Total investment income ....................................        5,014,713               9,595,356
                                                                       -----------            ------------

EXPENSES:
   Investment advisory fee (Note 3) .............................          569,808               1,061,833
   Administration fee (Note 3) ..................................           95,443                 177,857
   Custodian fee (Note 3) .......................................            3,597                  10,164
   Fund accounting fee (Note 3) .................................           29,002                  41,188
   Professional fees (Note 3) ...................................           13,495                  16,949
   Shareholder servicing and 12b-1 fees (Note 3) ................          142,186                 211,000
   Transfer agent fee (Note 3) ..................................           11,451                   3,708
   Trustees' fees and expenses (Note 3) .........................            2,334                   4,015
   Reports to shareholders (Note 3) .............................            3,568                   2,864
   Miscellaneous ................................................            9,967                  24,769
                                                                       -----------            ------------
     Total expenses before reimbursement/waiver (Note 4) ........          880,851               1,554,347
                                                                       -----------            ------------
     Less: reimbursement/waiver (Note 4) ........................           (4,455)                 (4,455)
                                                                       -----------            ------------
       Total expenses net of reimbursement/waiver ...............          876,396               1,549,892
                                                                       -----------            ------------
NET INVESTMENT INCOME ...........................................        4,138,317               8,045,464
                                                                       -----------            ------------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) ..................               --                      --
                                                                       -----------            ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM  OPERATIONS .............................................      $ 4,138,317             $ 8,045,464
                                                                       ===========            ============




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           MONEY MARKET                    GOVERNMENT
                                                                               FUND                     MONEY MARKET FUND
                                                                  ------------------------------  -----------------------------

                                                                    SIX MONTHS                      SIX MONTHS
                                                                       ENDED        YEAR ENDED         ENDED       YEAR ENDED
                                                                  APRIL 30, 2001    OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                                    (UNAUDITED)        2000         (UNAUDITED)       2000
                                                                  --------------  --------------  -------------  --------------
NET ASSETS AT BEGINNING OF PERIOD ............................... $4,908,185,054  $4,117,022,862  $ 861,773,686  $  941,063,718
                                                                  --------------  --------------  -------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ........................................    142,546,399     256,678,924     23,836,265      51,333,785
   Net realized gain on investments sold ........................         10,081             111             --              --
                                                                  --------------  --------------  -------------  --------------
     Net increase in net assets resulting from operations .......    142,556,480     256,679,035     23,836,265      51,333,785
                                                                  --------------  --------------  -------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ......................................    (81,937,730)   (146,866,198)    (8,886,064)    (18,475,073)
                                                                  --------------  --------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income ......................................        (61,524)       (115,383)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
   TRUST SHARES:
     Net investment income ......................................    (57,459,113)   (106,347,775)   (14,950,201)    (32,995,383)
                                                                  --------------  --------------  -------------  --------------
   BKB SHARES:
     Net investment income ......................................     (3,088,032)     (3,349,002)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------

       Total Dividends to shareholders ..........................   (142,546,399)   (256,678,358)   (23,836,265)    (51,470,456)
                                                                  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ..............    510,548,546     791,161,515     64,114,080     (79,153,361)
                                                                  --------------  --------------  -------------  --------------

   Net increase (decrease) in net assets ........................    510,558,627     791,162,192     64,114,080     (79,290,032)
                                                                  --------------  --------------  -------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .................. $5,418,743,681  $4,908,185,054  $ 925,887,766  $  861,773,686
                                                                  ==============  ==============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss). $      243,113  $      243,113  $     (41,174) $      (41,174)
                                                                  ==============  ==============  =============  ==============

---------------------------------------------------

(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on page 32 and 33.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             U.S. TREASURY                    TAX-EXEMPT
                                                                           MONEY MARKET FUND               MONEY MARKET FUND
                                                                    -------------------------------  -----------------------------

                                                                      SIX MONTHS                      SIX MONTHS
                                                                         ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                    APRIL 30, 2001     OCTOBER 31,   APRIL 30, 2001    OCTOBER 31,
                                                                      (UNAUDITED)        2000         (UNAUDITED)         2000
                                                                    --------------   --------------  --------------  -------------


NET ASSETS AT BEGINNING OF PERIOD ...............................   $ 1,300,306,203  $1,044,155,421  $1,576,274,597  $  716,194,717
                                                                    ---------------  --------------  --------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ........................................        37,555,782      60,843,959      27,175,674      33,387,098
   Net realized gain on investments sold ........................            80,731          32,908              --              --
                                                                    ---------------  --------------  --------------  --------------
     Net increase in net assets resulting from operations .......        37,636,513      60,876,867      27,175,674      33,387,098
                                                                    ---------------  --------------  --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ......................................       (15,025,779)    (29,479,574)     (3,143,492)     (5,967,705)
                                                                    ---------------  --------------  --------------  --------------
   RETAIL B SHARES:
     Net investment income ......................................               N/A             N/A             N/A             N/A
                                                                    ---------------  --------------  --------------  --------------
   TRUST SHARES:
     Net investment income ......................................       (16,943,044)    (25,421,120)    (22,841,636)    (25,796,826)
                                                                    ---------------  --------------  --------------  --------------
   BKB SHARES:
     Net investment income ......................................        (5,586,959)     (5,943,265)     (1,190,546)     (1,622,567)
                                                                    ---------------  --------------  --------------  --------------

       Total Dividends to shareholders ..........................       (37,555,782)    (60,843,959)    (27,175,674)    (33,387,098)
                                                                    ---------------  --------------  --------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ..............       191,182,585     256,117,874     (84,335,213)    860,079,880
                                                                    ---------------  --------------  --------------  --------------

   Net increase (decrease) in net assets ........................       191,263,316     256,150,782     (84,335,213)    860,079,880
                                                                    ---------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..................   $ 1,491,569,519  $1,300,306,203  $1,491,939,384  $1,576,274,597
                                                                    ===============  ==============  ==============  ==============

(A) Undistributed (overdistributed) net investment income (loss).   $      316,537   $      316,537  $      (19,453) $      (19,453)
                                                                    ===============  ==============  ==============  ==============


                                                                         CONNECTICUT MUNICIPAL        MASSACHUSETTS MUNICIPAL
                                                                           MONEY MARKET FUND             MONEY MARKET FUND
                                                                    -----------------------------  -----------------------------

                                                                      SIX MONTHS                     SIX MONTHS
                                                                         ENDED        YEAR END          ENDED       YEAR ENDED
                                                                    APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                                      (UNAUDITED)       2000         (UNAUDITED)       2000
                                                                    --------------  -------------  -------------  --------------


NET ASSETS AT BEGINNING OF PERIOD ...............................   $  262,148,790  $ 243,051,014  $ 480,835,328  $  241,611,437
                                                                    --------------  -------------  -------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ........................................        4,138,317      8,261,357      8,045,464      10,092,340
   Net realized gain on investments sold ........................               --             --             --              --
                                                                    --------------  -------------  -------------  --------------
     Net increase in net assets resulting from operations .......        4,138,317      8,261,357      8,045,464      10,092,340
                                                                    --------------  -------------  -------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ......................................       (4,138,317)    (8,261,357)    (8,045,464)    (10,094,660)
                                                                    --------------  -------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income ......................................              N/A            N/A            N/A             N/A
                                                                    --------------  -------------  -------------  --------------
   TRUST SHARES:
     Net investment income ......................................              N/A            N/A            N/A             N/A
                                                                    --------------  -------------  -------------  --------------
   BKB SHARES:
     Net investment income ......................................              N/A            N/A            N/A             N/A
                                                                    --------------  -------------  -------------  --------------

       Total Dividends to shareholders ..........................       (4,138,317)    (8,261,357)    (8,045,464)    (10,094,660)
                                                                    --------------  -------------  -------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ..............       22,719,624     19,097,776     72,246,527     239,226,211
                                                                    --------------  -------------  -------------  --------------

   Net increase (decrease) in net assets ........................       22,719,624     19,097,776     72,246,527     239,223,891
                                                                    --------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..................   $  284,868,414  $ 262,148,790  $ 553,081,855  $  480,835,328
                                                                    ==============  =============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss).   $       (5,391) $      (5,391) $      (4,086) $       (4,086)
                                                                    ==============  =============  =============  ==============



--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                           MONEY MARKET                     GOVERNMENT
                                                                               FUND                     MONEY MARKET FUND
                                                                  -------------------------------  -----------------------------

                                                                    SIX MONTHS                      SIX MONTHS
                                                                       ENDED         YEAR ENDED       ENDED         YEAR ENDED
                                                                  APRIL 30, 2001     OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                                    (UNAUDITED)         2000        (UNAUDITED)        2000
                                                                  --------------   --------------  -------------  --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ......................................................... $4,670,796,013   $8,268,570,953  $ 330,686,071  $  743,509,199
   Issued to shareholders in reinvestment of dividends ..........     81,530,207      146,291,812      8,846,531      18,402,924
   Repurchased .................................................. (4,345,141,346)  (8,063,682,800)  (326,821,175)   (777,745,452)
                                                                  --------------   --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................ $  407,184,874   $  351,179,965  $  12,711,427  $  (15,833,329)
                                                                  ==============   ==============  =============  ==============
RETAIL B SHARES:
   Sold ......................................................... $    6,156,611   $   14,255,894            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........         57,063          104,601            N/A             N/A
   Repurchased ..................................................     (5,044,541)     (14,520,464)           N/A             N/A
                                                                  --------------   --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................ $    1,169,133   $    (159,969)            N/A             N/A
                                                                  ==============   ==============  =============  ==============
TRUST SHARES:
   Sold ......................................................... $1,274,603,148   $3,066,536,467  $ 624,669,244  $1,468,685,373
   Issued in connection with acquisition (Note 8) ...............             --        7,620,184             --              --
   Issued to shareholders in reinvestment of dividends ..........        160,482          238,892        258,784         592,505
   Repurchased .................................................. (1,164,266,653)  (2,755,003,951)  (573,525,375) (1,532,597,910)
                                                                  --------------   --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................ $  110,496,977   $  319,391,592  $  51,402,653  $  (63,320,032)
                                                                  ==============   ==============  =============  ==============
BKB SHARES:
   Sold ......................................................... $   32,359,720   $   55,732,830            N/A             N/A
   Issued in connection with acquisition (Note 8) ...............             --      163,912,313            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........      3,003,173        3,263,395            N/A             N/A
   Repurchased ..................................................    (43,665,331)    (102,158,611)           N/A             N/A
                                                                  --------------   --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................ $   (8,302,438)  $  120,749,927            N/A             N/A
                                                                  ==============   ==============  =============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold .........................................................  4,670,796,013   8,268,570,953     330,686,071     743,509,199
   Issued to shareholders in reinvestment of dividends ..........     81,530,207     146,291,812       8,846,531      18,402,924
   Repurchased .................................................. (4,345,141,346) (8,063,682,800)   (326,821,175)   (777,745,452)
                                                                  --------------   -------------   -------------  --------------
   Net increase (decrease) in shares outstanding ................    407,184,874     351,179,965      12,711,427     (15,833,329)
                                                                  ==============   =============   =============  ==============
RETAIL B SHARES:
   Sold .........................................................      6,156,611      14,255,894             N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........         57,063         104,601             N/A             N/A
   Repurchased ..................................................     (5,044,541)    (14,520,464)            N/A             N/A
                                                                  --------------   -------------   -------------  --------------
   Net increase (decrease) in shares outstanding ................      1,169,133        (159,969)            N/A             N/A
                                                                  ==============   =============   =============  ==============
TRUST SHARES:
   Sold .........................................................  1,274,603,148   3,066,536,467     624,669,244   1,468,685,373
   Issued in connection with acquisition (Note 8) ...............             --       7,621,993              --              --
   Issued to shareholders in reinvestment of dividends ..........        160,482         238,892         258,784         592,505
   Repurchased .................................................. (1,164,266,653) (2,755,003,951)   (573,525,375) (1,532,597,910)
                                                                  --------------   -------------   -------------  --------------
   Net increase (decrease) in shares outstanding ................    110,496,977     319,393,401      51,402,653     (63,320,032)
                                                                  ==============   =============   =============  ==============
BKB SHARES:
   Sold .........................................................     32,359,720      55,732,830             N/A             N/A
   Issued in connection with acquisition (Note 8) ...............             --     163,951,222             N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........      3,003,173       3,263,395             N/A             N/A
   Repurchased ..................................................    (43,665,331)   (102,158,611)            N/A             N/A
                                                                  --------------   -------------   -------------  --------------
   Net increase (decrease) in shares outstanding ................     (8,302,438)    120,788,836             N/A             N/A
                                                                  ==============   =============   =============  ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                          U.S. TREASURY                    TAX-EXEMPT
                                                                        MONEY MARKET FUND               MONEY MARKET FUND
                                                                  ----------------------------   -----------------------------

                                                                   SIX MONTHS                      SIX MONTHS
                                                                      ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                                                  APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001    OCTOBER 31,
                                                                   (UNAUDITED)        2000         (UNAUDITED)        2000
                                                                  -------------  -------------   --------------  -------------

DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ......................................................... $ 933,661,140  $1,698,310,672   $ 392,274,415  $ 734,554,805
   Issued to shareholders in reinvestment of dividends ..........    14,853,719      29,379,151       3,093,243      5,950,738
   Repurchased ..................................................  (875,784,249) (1,767,331,977)   (437,494,375)  (684,649,168)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................ $  72,730,610  $  (39,642,154)   $ (42,126,717) $  55,856,375
                                                                  =============  ==============   ==============  =============
RETAIL B SHARES:
   Sold .........................................................           N/A             N/A              N/A            N/A
   Issued to shareholders in reinvestment of dividends ..........           N/A             N/A              N/A            N/A
   Repurchased ..................................................           N/A             N/A              N/A            N/A
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................           N/A             N/A              N/A            N/A
                                                                  =============  ==============   ==============  =============
TRUST SHARES:
   Sold ......................................................... $ 498,300,691  $  594,818,752    $ 822,902,634  $ 890,432,517
   Issued in connection with acquisition (Note 8) ...............            --              --               --    736,875,656
   Issued to shareholders in reinvestment of dividends ..........       741,047       1,437,395               --             --
   Repurchased ..................................................  (335,834,182)   (545,245,702)    (845,235,289)  (906,982,301)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................ $ 163,207,556  $   51,010,445    $ (22,332,655) $ 720,325,872
                                                                  =============  ==============   ==============  =============
BKB SHARES:
   Sold ......................................................... $  75,302,269  $  113,884,896    $  38,766,715  $  61,631,050
   Issued in connection with acquisition (Note 8) ...............            --     326,518,379               --    141,125,080
   Issued to shareholders in reinvestment of dividends ..........     5,523,379       5,784,933        1,101,884      1,461,060
   Repurchased ..................................................  (125,581,229)   (201,438,625)     (59,744,440)  (120,319,557)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................ $ (44,755,581) $  244,749,583    $ (19,875,841) $  83,897,633
                                                                  =============  ==============   ==============  =============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold .........................................................   933,661,140   1,698,310,672      392,274,415    734,554,805
   Issued to shareholders in reinvestment of dividends ..........    14,853,719      29,379,151        3,093,243      5,950,738
   Repurchased ..................................................  (875,784,249) (1,767,331,977)    (437,494,375)  (684,649,168)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................    72,730,610     (39,642,154)     (42,126,717)    55,856,375
                                                                  =============  ==============   ==============  =============
RETAIL B SHARES:
   Sold .........................................................           N/A             N/A              N/A            N/A
   Issued to shareholders in reinvestment of dividends ..........           N/A             N/A              N/A            N/A
   Repurchased ..................................................           N/A             N/A              N/A            N/A
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................           N/A             N/A              N/A            N/A
                                                                  =============  ==============   ==============  =============
TRUST SHARES:
   Sold .........................................................   498,300,691     594,818,752      822,902,634    890,432,517
   Issued in connection with acquisition (Note 8) ...............            --              --               --    736,971,362
   Issued to shareholders in reinvestment of dividends ..........       741,047       1,437,395               --             --
   Repurchased ..................................................  (335,834,182)   (545,245,702)    (845,235,289)  (906,982,301)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................   163,207,556      51,010,445      (22,332,655)   720,421,578
                                                                  =============  ==============   ==============  =============
BKB SHARES:
   Sold .........................................................    75,302,269     113,884,896       38,766,715     61,631,050
   Issued in connection with acquisition (Note 8) ...............            --     326,516,384               --    141,143,410
   Issued to shareholders in reinvestment of dividends ..........     5,523,379       5,784,933        1,101,884      1,461,060
   Repurchased ..................................................  (125,581,229)   (201,438,625)     (59,744,440)  (120,319,557)
                                                                  -------------  --------------   --------------  -------------
   Net increase (decrease) in shares outstanding ................   (44,755,581)    244,747,588      (19,875,841)    83,915,963
                                                                  =============  ==============   ==============  =============


                                                                       CONNECTICUT MUNICIPAL        MASSACHUSETTS MUNICIPAL
                                                                         MONEY MARKET FUND             MONEY MARKET FUND
                                                                  ------------------------------------------------------------

                                                                    SIX MONTHS                     SIX MONTHS
                                                                       ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                  APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                                    (UNAUDITED)       2000         (UNAUDITED)       2000
                                                                  --------------  -------------  -------------  --------------

DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ......................................................... $  316,427,679  $ 594,009,719  $ 755,297,010  $  966,197,524
   Issued to shareholders in reinvestment of dividends ..........      2,213,034      4,354,922      5,016,801       4,743,897
   Repurchased ..................................................   (295,921,089)  (579,266,865)  (688,067,284)   (731,715,210)
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................ $   22,719,624  $  19,097,776  $  72,246,527  $  239,226,211
                                                                  ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============
TRUST SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 8) ...............            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============
BKB SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 8) ...............            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold .........................................................    316,427,679    594,009,719    755,297,010     966,197,524
   Issued to shareholders in reinvestment of dividends ..........      2,213,034      4,354,922      5,016,801       4,743,897
   Repurchased ..................................................   (295,921,089)  (579,266,865)  (688,067,284)   (731,715,210)
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................     22,719,624     19,097,776     72,246,527     239,226,211
                                                                  ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============
TRUST SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 8) ...............            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============
BKB SHARES:
   Sold .........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 8) ...............            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ..........            N/A            N/A            N/A             N/A
   Repurchased ..................................................            N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................            N/A            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============


--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS          DIVIDENDS
                                             -----------        -----------

                             NET ASSET                           DIVIDENDS        NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/01 (unaudited)          $1.00             $0.03             $(0.03)              $--
10/31/00                       1.00              0.06              (0.06)               --
10/31/99                       1.00              0.04              (0.04)               --
10/31/98                       1.00              0.05              (0.05)               --
10/31/97                       1.00              0.05              (0.05)               --
10/31/96                       1.00              0.05              (0.05)               --

 RETAIL B
04/30/01 (unaudited)           1.00              0.02              (0.02)               --
10/31/00                       1.00              0.05              (0.05)               --
10/31/99                       1.00              0.04              (0.04)               --
10/31/98                       1.00              0.04              (0.04)               --
10/31/97(1)                    1.00              0.03              (0.03)               --

 TRUST
04/30/01 (unaudited)           1.00              0.03              (0.03)               --
10/31/00                       1.00              0.06              (0.06)               --
10/31/99                       1.00              0.05              (0.05)               --
10/31/98                       1.00              0.05              (0.05)               --
10/31/97                       1.00              0.05              (0.05)               --
10/31/96                       1.00              0.05              (0.05)               --

 BKB
04/30/01 (unaudited)           1.00              0.03              (0.03)               --
10/31/00(2)                    1.00              0.02              (0.02)               --


------------------------------------------------------

*      Annualized.

**     Not Annualized.

(1)    The Fund began offering Retail B Shares on March 6, 1997.

(2)    The Fund began issuing BKB Shares on June 19, 2000.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03,
       $0.06, $0.04, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999 and 1998 and the period ended October 31, 1997 were $0.02, $0.05, $0.04, $0.04 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03, $0.06, $0.05,
       $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKBShares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.03 and $0.02, respectively.

(B) Calculation does not include the effect of any sales charge for Retail B Shares.




                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                              ----------------------------------------------------------------------
                                                                               RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                                                INVESTMENT           OPERATING         OPERATING
                            NET ASSET                          NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                              END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF            TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD          RETURN(B)          (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------          ---------        ------------    ----------------     ---------------   ---------------
04/30/01 (unaudited)
10/31/00                      $1.00            2.68%**        $3,193,031            5.32%*              0.61%*            0.65%*
10/31/99                       1.00            5.77%           2,785,840            5.65%               0.63%             0.69%
10/31/98                       1.00            4.54%           2,434,662            4.45%               0.65%             0.69%
10/31/97                       1.00            5.04%           2,139,213            4.94%               0.67%             0.71%
10/31/96                       1.00            4.93%           1,877,889            4.85%               0.69%             0.73%
                               1.00            4.78%           1,159,312            4.67%               0.77%             0.80%
 RETAIL B
04/30/01 (unaudited)
10/31/00                       1.00            2.31%**             3,494            4.58%*              1.35%*            1.39%*
10/31/99                       1.00            5.01%               2,325            4.93%               1.35%             1.46%
10/31/98                       1.00            3.85%               2,485            3.81%               1.29%             1.41%
10/31/97(1)                    1.00            4.33%               1,607            4.26%               1.35%             1.39%
                               1.00            2.66%**               749            4.27%*              1.38%*            1.42%*
 TRUST
04/30/01 (unaudited)
10/31/00                       1.00            2.76%**         2,109,743            5.48%*              0.45%*            0.49%*
10/31/99                       1.00            5.95%           1,999,243            5.82%               0.46%             0.51%
10/31/98                       1.00            4.72%           1,679,875            4.62%               0.48%             0.52%
10/31/97                       1.00            5.23%           1,262,900            5.12%               0.49%             0.53%
10/31/96                       1.00            5.13%           1,138,185            5.04%               0.50%             0.54%
                               1.00            5.00%             924,222            4.89%               0.55%             0.58%
 BKB
04/30/01 (unaudited)
10/31/00(2)                    1.00            2.68%**           112,475            5.31%*              0.62%*            0.66%*
                               1.00            2.26%**           120,778            5.67%*              0.61%*            0.65%*




--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT           LESS
                                             OPERATIONS         DIVIDENDS
                                             ------------      -----------

                             NET ASSET                          DIVIDENDS        NET INCREASE
                               VALUE             NET            FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT        INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)          INCOME           ASSET VALUE
                             ---------       -----------       -----------        -----------
 RETAIL A
04/30/01 (unaudited)          $1.00             $0.03            $(0.03)             $ --
10/31/00                       1.00              0.05             (0.05)               --
10/31/99                       1.00              0.04             (0.04)               --
10/31/98                       1.00              0.05             (0.05)               --
10/31/97                       1.00              0.05             (0.05)               --
10/31/96                       1.00              0.05             (0.05)               --

 TRUST
04/30/01 (unaudited)           1.00              0.03             (0.03)               --
10/31/00                       1.00              0.06             (0.06)               --
10/31/99                       1.00              0.04             (0.04)               --
10/31/98                       1.00              0.05             (0.05)               --
10/31/97                       1.00              0.05             (0.05)               --
10/31/96                       1.00              0.05             (0.05)               --


----------------------------------------------------

*      Annualized.

**     Not Annualized.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03,
       $0.05, $0.04, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03, $0.06, $0.04, $0.05,
       $0.05 and $0.05, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTA
                                                                             --------------------------------------------------
                                                                              RATIO OF NET      RATIO OF NET        RATIO OF NET
                                                                               INVESTMENT         OPERATING           OPERATING
                            NET ASSET                         NET ASSETS         INCOME           EXPENSES            EXPENSES
                              VALUE                             END OF         INCLUDING         INCLUDING           EXCLUDING
                             END OF            TOTAL            PERIOD       REIMBURSEMENTS/   REIMBURSEMENTS/     REIMBURSEMENTS/
                             PERIOD           RETURN           (IN 000S)         WAIVER            WAIVER              WAIVER
                             ------           -------          ---------        ----------       ----------          ----------
 RETAIL A
04/30/01 (unaudited)          $1.00            2.64%**         $345,983           5.27%*            0.67%*              0.68%*
10/31/00                       1.00            5.61%            333,272           5.44%             0.68%               0.69%
10/31/99                       1.00            4.39%            348,758           4.32%             0.69%               0.71%
10/31/98                       1.00            4.94%            352,799           4.84%             0.70%               0.71%
10/31/97                       1.00            4.85%            350,513           4.74%             0.71%               0.72%
10/31/96                       1.00            4.72%            326,411           4.62%             0.75%               0.76%

 TRUST
04/30/01 (unaudited)           1.00            2.73%**          579,905           5.44%*            0.50%*              0.51%*
10/31/00                       1.00            5.78%            528,502           5.61%             0.51%               0.52%
10/31/99                       1.00            4.58%            592,305           4.50%             0.51%               0.53%
10/31/98                       1.00            5.15%            722,476           5.03%             0.51%               0.52%
10/31/97                       1.00            5.06%            630,859           4.94%             0.51%               0.52%
10/31/96                       1.00            4.95%            733,759           4.85%             0.52%               0.53%



--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT           LESS
                                             OPERATIONS         DIVIDENDS
                                             ------------      -----------

                             NET ASSET                          DIVIDENDS        NET INCREASE
                               VALUE             NET            FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT        INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)          INCOME           ASSET VALUE
                             ---------       -----------       -----------        -----------
 RETAIL A
04/30/01 (unaudited)          $1.00             $0.03             $(0.03)             $ --
10/31/00                       1.00              0.05              (0.05)               --
10/31/99                       1.00              0.04              (0.04)               --
10/31/98                       1.00              0.05              (0.05)               --
10/31/97                       1.00              0.05              (0.05)               --
10/31/96                       1.00              0.05              (0.05)               --

 TRUST
04/30/01 (unaudited)           1.00              0.03              (0.03)               --
10/31/00                       1.00              0.05              (0.05)               --
10/31/99                       1.00              0.04              (0.04)               --
10/31/98                       1.00              0.05              (0.05)               --
10/31/97                       1.00              0.05              (0.05)               --
10/31/96                       1.00              0.05              (0.05)               --

 BKB
04/30/01 (unaudited)           1.00              0.03              (0.03)               --
10/31/00(1)                    1.00              0.02              (0.02)               --

-----------------------------------------------------

*      Annualized.

**     Not Annualized.

(1)    The Fund began issuing BKB Shares on June 19, 2000.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03,
       $0.05, $0.04, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03, $0.05, $0.04, $0.05,
       $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.03 and $0.02, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.



                                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                             --------------------------------------------------
                                                                              RATIO OF NET      RATIO OF NET       RATIO OF NET
                                                                               INVESTMENT         OPERATING          OPERATING
                            NET ASSET                         NET ASSETS         INCOME           EXPENSES           EXPENSES
                              VALUE                             END OF         INCLUDING         INCLUDING          EXCLUDING
                             END OF            TOTAL            PERIOD       REIMBURSEMENTS/   REIMBURSEMENTS/    REIMBURSEMENTS/
                             PERIOD           RETURN           (IN 000S)         WAIVER            WAIVER             WAIVER
                             ------           -------          ---------        ----------       ----------         ----------

 RETAIL A
04/30/01 (unaudited)          $1.00             2.57%**         $617,504            5.10%*          0.62%*             0.62%*
10/31/00                       1.00             5.26%            544,741            5.17%           0.65%              0.65%
10/31/99                       1.00             4.14%            584,364            4.06%           0.67%              0.67%
10/31/98                       1.00             4.73%            559,053            4.63%           0.68%              0.68%
10/31/97                       1.00             4.67%            585,969            4.58%           0.69%              0.70%
10/31/96                       1.00             4.63%            443,230            4.53%           0.69%              0.69%

 TRUST
04/30/01 (unaudited)           1.00             2.64%**          674,059            5.25%*          0.47%*             0.48%*
10/31/00                       1.00             5.42%            510,815            5.33%           0.49%              0.49%
10/31/99                       1.00             4.30%            459,792            4.22%           0.51%              0.51%
10/31/98                       1.00             4.90%            429,645            4.80%           0.51%              0.51%
10/31/97                       1.00             4.85%            393,175            4.75%           0.52%              0.52%
10/31/96                       1.00             4.80%            354,331            4.69%           0.53%              0.53%

 BKB
04/30/01 (unaudited)           1.00             2.57%**          200,006            5.10%*          0.62%*             0.64%*
10/31/00(1)                    1.00             2.07%**          244,750            5.19%*          0.63%*             0.63%*


--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                             INCOME FROM
                                             INVESTMENT           LESS
                                             OPERATIONS         DIVIDENDS
                                             ------------      -----------

                             NET ASSET                          DIVIDENDS        NET INCREASE
                               VALUE             NET            FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT        INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)          INCOME           ASSET VALUE
                             ---------       -----------       -----------        -----------
 RETAIL A
04/30/01 (unaudited)           $1.00            $0.02             $(0.02)             $ --
10/31/00                        1.00             0.03              (0.03)               --
10/31/99                        1.00             0.02              (0.02)               --
10/31/98                        1.00             0.03              (0.03)               --
10/31/97                        1.00             0.03              (0.03)               --
10/31/96                        1.00             0.03              (0.03)               --

 TRUST
04/30/01 (unaudited)            1.00             0.02              (0.02)               --
10/31/00                        1.00             0.03              (0.03)               --
10/31/99                        1.00             0.03              (0.03)               --
10/31/98                        1.00             0.03              (0.03)               --
10/31/97                        1.00             0.03              (0.03)               --
10/31/96                        1.00             0.03              (0.03)               --

 BKB
04/30/01 (unaudited)            1.00             0.02              (0.02)               --
10/31/00(1)                     1.00             0.01              (0.01)               --


----------------------------------------------------------

*      Annualized.

**     Not Annualized.

(1)    The Fund began issuing BKB Shares on June 19, 2000.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.02,
       $0.03, $0.02, $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.02, $0.03, $0.03, $0.03,
       $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKBShares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.02 and $0.01, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                              --------------------------------------------------
                                                                              RATIO OF NET      RATIO OF NET        RATIO OF NET
                                                                               INVESTMENT         OPERATING           OPERATING
                            NET ASSET                         NET ASSETS         INCOME           EXPENSES            EXPENSES
                              VALUE                             END OF         INCLUDING         INCLUDING           EXCLUDING
                             END OF            TOTAL            PERIOD       REIMBURSEMENTS/   REIMBURSEMENTS/     REIMBURSEMENTS/
                             PERIOD           RETURN           (IN 000S)         WAIVER            WAIVER              WAIVER
                             ------           -------          ---------        ----------       ----------          ----------

 RETAIL A
04/30/01 (unaudited)         $1.00              1.56%**        $  173,787            3.10%*           0.59%*             0.62%*
10/31/00                      1.00              3.33%             215,914            3.39%            0.62%              0.64%
10/31/99                      1.00              2.53%             160,057            2.51%            0.66%              0.66%
10/31/98                      1.00              2.89%             164,340            2.85%            0.67%              0.67%
10/31/97                      1.00              2.95%             151,907            2.92%            0.68%              0.69%
10/31/96                      1.00              2.82%             117,548            2.78%            0.68%              0.69%

 TRUST
04/30/01 (unaudited)          1.00              1.62%**         1,254,112            3.23%*           0.46%*             0.49%*
10/31/00                      1.00              3.46%           1,276,445            3.52%            0.49%              0.51%
10/31/99                      1.00              2.67%             556,137            2.65%            0.52%              0.52%
10/31/98                      1.00              3.03%             227,176            2.99%            0.53%              0.53%
10/31/97                      1.00              3.10%             169,316            3.05%            0.53%              0.53%
10/31/96                      1.00              2.97%             184,307            2.92%            0.54%              0.54%

 BKB
04/30/01 (unaudited)          1.00              1.59%**            64,040            3.17%*           0.52%*             0.59%*
10/31/00(1)                   1.00              1.36%**            83,916            3.46%*           0.55%*             0.57%*



--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT           LESS
                                             OPERATIONS         DIVIDENDS
                                             ------------      -----------

                             NET ASSET                          DIVIDENDS        NET INCREASE
                               VALUE             NET            FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT        INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)          INCOME           ASSET VALUE
                             ---------       -----------       -----------        -----------
 RETAIL A
04/30/01 (unaudited)           $1.00            $0.01             $(0.01)             $--
10/31/00                        1.00             0.03              (0.03)              --
10/31/99                        1.00             0.02              (0.02)              --
10/31/98                        1.00             0.03              (0.03)              --
10/31/97                        1.00             0.03              (0.03)              --
10/31/96(1)                     1.00             0.03              (0.03)              --



----------------------------------------------------------

*      Annualized.

**     Not Annualized.

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.01, $0.03, $0.02,
       $0.03, $0.03 and $0.03, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTA
                                                                             --------------------------------------------------
                                                                              RATIO OF NET      RATIO OF NET        RATIO OF NET
                                                                               INVESTMENT         OPERATING           OPERATING
                            NET ASSET                         NET ASSETS         INCOME           EXPENSES            EXPENSES
                              VALUE                             END OF         INCLUDING         INCLUDING           EXCLUDING
                             END OF            TOTAL            PERIOD       REIMBURSEMENTS/   REIMBURSEMENTS/     REIMBURSEMENTS/
                             PERIOD           RETURN           (IN 000S)         WAIVER            WAIVER              WAIVER
                             ------           -------          ---------        ----------       ----------          ----------

 RETAIL A
04/30/01 (unaudited)          $1.00             1.46%**          $284,868         2.90%*           0.62%*              0.62%*
10/31/00                       1.00             3.21%             262,149         3.17%            0.62%               0.64%
10/31/99                       1.00             2.47%             243,051         2.44%            0.62%               0.65%
10/31/98                       1.00             2.87%             165,186         2.83%            0.62%               0.65%
10/31/97                       1.00             2.94%             137,095         2.91%            0.60%               0.65%
10/31/96(1)                    1.00             2.83%             110,544         2.79%            0.64%               0.73%


--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT           LESS
                                             OPERATIONS         DIVIDENDS
                                             ------------      -----------

                             NET ASSET                          DIVIDENDS        NET INCREASE
                               VALUE             NET            FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT        INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)          INCOME           ASSET VALUE
                             ---------       -----------       -----------        -----------
RETAIL A
04/30/01 (unaudited)          $1.00             $0.02             $(0.02)             $ --
10/31/00                       1.00              0.03              (0.03)               --
10/31/99                       1.00              0.02              (0.02)               --
10/31/98                       1.00              0.03              (0.03)               --
10/31/97                       1.00              0.03              (0.03)               --
10/31/96(1)                    1.00              0.03              (0.03)               --


-------------------------------------------------------

*      Annualized.

**     Not Annualized.

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.02,
       $0.03, $0.02, $0.03, $0.03 and $0.03, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTA
                                                                             --------------------------------------------------
                                                                              RATIO OF NET      RATIO OF NET        RATIO OF NET
                                                                               INVESTMENT         OPERATING           OPERATING
                            NET ASSET                         NET ASSETS         INCOME           EXPENSES            EXPENSES
                              VALUE                             END OF         INCLUDING         INCLUDING           EXCLUDING
                             END OF            TOTAL            PERIOD       REIMBURSEMENTS/   REIMBURSEMENTS/     REIMBURSEMENTS/
                             PERIOD           RETURN           (IN 000S)         WAIVER            WAIVER              WAIVER
                             ------           -------          ---------        ----------       ----------          ----------
RETAIL A
04/30/01 (unaudited)          $1.00            1.52%**          $553,082          3.03%*           0.58%*              0.59%*
10/31/00                       1.00            3.31%             480,835          3.32%            0.62%               0.63%
10/31/99                       1.00            2.50%             241,611          2.48%            0.62%               0.65%
10/31/98                       1.00            2.86%             127,922          2.81%            0.62%               0.68%
10/31/97                       1.00            2.92%              80,966          2.90%            0.61%               0.69%
10/31/96(1)                    1.00            2.83%              47,066          2.78%            0.62%               0.83%


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, (formerly Government, U.S. Treasury and Tax-Exempt, respectively) Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

   The Money Market Fund is authorized to issue four series of shares (Trust Shares, Retail A Shares, Retail B Shares and BKB Shares). The Government Money Market Fund is authorized to issue two series of Shares (Trust Shares and Retail A Shares). The U.S. Treasury Money Market and Tax-Exempt Money Market Funds are authorized to issue three series of shares (Trust Shares, Retail A Shares and BKB Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares, Retail A Shares, Retail B Shares and BKB Shares are substantially the same, except: (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (ii) each series of shares bears the following series-specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after the date of purchase, Retail BShares of the Money Market Fund purchased prior to January 1, 2001 will automatically convert to Retail A Shares of such Fund. Eight years after the date of purchase, Retail B Shares of the Money Market Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of such Fund. BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds will convert to Retail A Shares of the same Fund on June 26, 2001 provided that prior thereto the Board of Trustees of the Trust has determined that such conversion is in the best interest of the holders of such BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other mutual funds are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  REPURCHASE AGREEMENTS: Each Fund, except the U.S. Treasury Money Market Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated Funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

NOTES TO FINANCIAL STATEMENTS

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of net assets of each Fund plus 0.35% of net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's net assets exceed $750,000,000.

  The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group,Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNCBank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

  In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's Shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The

NOTES TO FINANCIAL STATEMENTS

Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net assets of Retail B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2001, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:
                             SERVICES           12B-1 PLAN
FUND                           PLAN       SERVICES   DISTRIBUTION
----                           ----       --------   ------------
Money Market Fund ......... $ 1,412,798   $   1,288    $  8,812
Government Money
Market Fund ...............     167,716          --          --
U.S. Treasury Money
Market Fund ...............     253,329          --          --
Tax-Exempt Money
Market Fund ...............      99,159          --          --
Connecticut Municipal
Money Market Fund .........     142,186          --          --
Massachusetts Municipal
Money Market Fund .........     211,000          --          --

  The Trust has adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds. The BKB Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own BKB Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding BKBShares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the BKB Plan with respect to each Fund to an annual aggregate rate not to exceed 0.10% of the average daily net assets of the outstanding BKB Shares beneficially owned by such customers. For the six months ended April 30, 2001, the Funds paid fees under the BKB Plan as follows:

                                      BKB
FUND                                  PLAN
----                                  ----
Money Market Fund ...............   $40,302
U.S. Treasury Money
Market Fund .....................    76,701
Tax-Exempt Money
Market Fund .....................    27,338

  Retail A Shares, Retail B Shares, Trust Shares and BKB Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Money Market Fund) also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2001, transfer agent charges for each series, were as follows:


FUND                    RETAIL A    RETAIL B    TRUST     BKB
----                    --------    --------    -----     ---
Money Market Fund .... $1,102,419  $  2,126   $ 56,949  $58,313
Government Money
Market Fund ..........    137,643        --     33,891       --
U.S. Treasury Money
Market Fund ..........    174,239        --      4,041  106,130
Tax-Exempt Money
Market Fund ..........     25,743        --         24   10,890
Connecticut Municipal
Money Market Fund ....     11,451        --         --       --
Massachusetts Municipal
Money Market Fund ....      3,708        --         --       --

  Certain officers of the Trust are officers of the Investment Advisor or PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP, and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

  4.     WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The InvestmentAdvisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue

NOTES TO FINANCIAL STATEMENTS

the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

FUND                                     FEES WAIVED
----                                     -----------
Money Market Fund ....................  $  1,142,780
Government Money Market Fund .........        40,080
U.S. Treasury Money Market Fund ......         4,462
Tax-Exempt Money Market Fund .........       242,002
Connecticut Municipal
Money Market Fund ....................         4,455
Massachusetts Municipal
Money Market Fund ....................         4,455

FUND                                 EXPENSES REIMBURSED
----                                 -------------------
U.S. Treasury Money Market .............      19,356
Tax-Exempt Money Market Fund ...........      17,247

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Retail A Shares, Retail B Shares, Trust Shares and BKB Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   CONCENTRATION OF CREDIT

  The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

7.   ACQUISITION OF BOSTON 1784 FUNDS

  At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Agreement, (i) all of the assets and liabilities of the Boston 1784 Prime Money Market Fund were transferred to the Galaxy Money Market Fund in exchange for 7,621,993 Trust Shares and 163,951,222 BKB Shares of the Galaxy Money Market Fund, (ii) all of the assets and liabilities of the Boston 1784 U.S. Treasury Money Market Fund were transferred to the Galaxy U.S. Treasury Fund in exchange for 326,516,384 BKB Shares of the Galaxy U.S. Treasury Fund, and (iii) all of the assets and liabilities of the Boston 1784 Tax-Free Money Market Fund were transferred to the Galaxy Tax-Exempt Fund in exchange for 736,971,362 Trust Shares and 141,143,410 BKB Shares of the Galaxy Tax-Exempt Fund. In related transactions, the assets and liabilities of the other Boston 1784 Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following the approval of the reorganization by Boston 1784 Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:

NOTES TO FINANCIAL STATEMENTS



                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                   --------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                    MONEY MARKET           PRIME MONEY          MONEY MARKET
                                        FUND               MARKET FUND              FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................... $   4,362,446,242     $     171,532,497     $   4,533,978,739
Shares Outstanding ..............     4,362,211,457           171,573,215         4,533,784,672
Net Asset Value, per share ...... $            1.00     $            1.00     $            1.00
                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                    U.S. TREASURY         U.S. TREASURY         U.S. TREASURY
                                        FUND            MONEY MARKET FUND           FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................... $   1,047,416,987     $     326,518,379     $   1,373,935,366
Shares Outstanding ..............     1,047,070,602           326,516,384         1,373,586,986
Net Asset Value, per share ...... $            1.00     $            1.00     $            1.00
                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                     TAX-EXEMPT             TAX-FREE             TAX-EXEMPT
                                        FUND            MONEY MARKET FUND           FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................... $     595,282,334     $     878,000,736     $   1,473,283,070
Shares Outstanding ..............       595,433,357           878,114,772         1,473,548,129
Net Asset Value, per share ...... $            1.00     $            1.00     $            1.00



8.   FEDERAL TAX INFORMATION

  At October 31, 2000, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                           -----------  ----------
Money Market Fund ...........  $     1,032       2007
Tax-Exempt Fund .............      224,243       2002
                                    13,572       2003
                                     7,498       2004
                                       291       2005

Connecticut Municipal
Money Market Fund ...........        6,619       2002
                                       817       2004

Massachusetts Municipal
Money Market Fund ...........          133       2001
                                        31       2002
                                    12,416       2004

  The availability of a portion of these capital loss carryforwards, which were acquired on June 19, 2000 in connection with the Boston 1784 Funds reorganization may be limited in a given year.

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

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

[BACK COVER]

[GRAPHIC OMITTED: GALAXY LOGO]
                  GALAXY
                  FUNDS

4400 Computer Drive
P.O. Box  5108
Westborough, MA 01581-5108

                  PRESORTED
                  STANDARD POSTAGE PAID
                  PERMIT NO. 105
                  NORTH READING, MA

SAMM (07/01/01)